UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund February 28, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	58
Statements of changes in net assets	60
Financial highlights	66
Notes to financial statements	90
About the organization	103

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2012 to February 28, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2012 to February 28, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free USA Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,031.10	0.80%	$4.03
Class B	1,000.00	1,027.30	1.56%	7.84
Class C	1,000.00	1,027.30	1.56%	7.84
Institutional Class	1,000.00	1,032.30	0.56%	2.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,017.06	1.56%	7.80
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund
Expense analysis of an investment of $1,000
	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,018.00	0.75%	$3.75
Class B	1,000.00	1,014.50	1.60%	7.99
Class C	1,000.00	1,013.70	1.60%	7.99
Institutional Class	1,000.00	1,018.70	0.60%	3.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,041.60	0.85%	$4.30
Class B	1,000.00	1,037.70	1.60%	8.08
Class C	1,000.00	1,037.70	1.60%	8.08
Institutional Class	1,000.00	1,042.70	0.60%	3.04
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class B	1,000.00	1,016.86	1.60%	8.00
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

†Because actual returns reflect only the most recent six-month period, the returns may differ significantly from fiscal year returns.

*“Expenses Paid During Period” are equal to Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Security type/sector allocations
Delaware Tax-Free USA Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.46%
Corporate Revenue Bonds	12.74%
Education Revenue Bonds	10.42%
Electric Revenue Bonds	3.09%
Healthcare Revenue Bonds	11.41%
Housing Revenue Bond	0.77%
Lease Revenue Bonds	9.08%
Local General Obligation Bonds	3.83%
Pre-Refunded/Escrowed to Maturity Bonds	6.04%
Special Tax Revenue Bonds	19.15%
State General Obligation Bonds	9.13%
Transportation Revenue Bonds	10.03%
Water & Sewer Revenue Bonds	2.77%
Short-Term Investments	1.02%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.87%
Corporate Revenue Bonds	9.96%
Education Revenue Bonds	6.29%
Electric Revenue Bonds	1.71%
Healthcare Revenue Bonds	9.20%
Housing Revenue Bond	0.51%
Lease Revenue Bonds	4.21%
Local General Obligation Bonds	8.37%
Pre-Refunded/Escrowed to Maturity Bonds	6.31%
Resource Recovery Revenue Bond	0.07%
Special Tax Revenue Bonds	14.39%
State General Obligation Bonds	16.54%
Transportation Revenue Bonds	15.16%
Water & Sewer Revenue Bonds	5.15%
Short-Term Investments	0.77%
Total Value of Securities	98.64%
Receivables and Other Assets Net of Liabilities	1.36%
Total Net Assets	100.00%

Security type/sector allocations
Delaware National High-Yield Municipal Bond Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	97.35%
Corporate Revenue Bonds	21.69%
Education Revenue Bonds	17.42%
Electric Revenue Bond	1.23%
Healthcare Revenue Bonds	25.74%
Housing Revenue Bonds	0.91%
Lease Revenue Bonds	6.75%
Pre-Refunded/Escrowed to Maturity Bonds	0.67%
Resource Recovery Revenue Bond	0.20%
Special Tax Revenue Bonds	10.90%
State General Obligation Bonds	5.52%
Transportation Revenue Bonds	5.98%
Water & Sewer Revenue Bond	0.34%
Short-Term Investments	2.35%
Total Value of Securities	99.70%
Receivables and Other Assets Net of Liabilities	0.30%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free USA Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.46%
Corporate Revenue Bonds – 12.74%
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2 5.875% 6/1/47	$11,000,000	$9,653,710
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Asset-Backed Senior Notes Series A-1
5.125% 6/1/47	1,000,000	849,160
5.75% 6/1/47	9,000,000	8,438,490
Harris County, Texas Industrial Development Corporation
Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	2,955,000	3,313,973
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28	6,000,000	7,193,580
6.25% 6/1/24	6,810,000	7,618,551
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	2,500,000	2,658,200
Indianapolis, Indiana Airport Authority Revenue Special
Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	3,126,255
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	2,004,000
Maryland Economic Development Corporation Revenue
(CNX Marine Terminals Inc.) 5.75% 9/1/25	3,375,000	3,771,023
M-S-R Energy Authority, California Gas Revenue Series A
6.125% 11/1/29	1,915,000	2,451,851
6.50% 11/1/39	3,915,000	5,518,388
New Jersey Economic Development Authority Special
Facilities Revenue (Continental Airlines, Inc. Project)
4.875% 9/15/19 (AMT)	2,000,000	2,045,500
• New York City, New York Industrial Development Agency
Special Facilities Revenue (American Airlines - JFK
International Airport) 7.75% 8/1/31 (AMT)	2,000,000	2,277,200
New York State Liberty Development Corporation
Revenue (Second Priority - Bank of America Tower)
Class 3 6.375% 7/15/49	1,000,000	1,191,920
Ohio State Air Quality Development Authority Revenue
Environmental Improvement
(First Energy Generation) Series A 5.70% 8/1/20	4,750,000	5,709,928
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	6,340,000	7,598,744

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	$2,000,000	$2,017,740
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/32	1,000,000	1,159,560
5.00% 12/1/37	1,085,000	1,256,083
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	3,455,000	4,236,037
Series C 5.00% 1/1/21	1,880,000	2,304,993
		86,394,886
Education Revenue Bonds – 10.42%
Arizona State University System Revenue
(Arizona Board of Regents) Series A 5.00% 7/1/26	1,255,000	1,522,478
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	5,390,000	6,012,599
California Statewide Communities Development
Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46	5,160,000	5,517,846
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	3,000,000	3,610,140
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	2,850,000	2,771,369
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	4,200,000	4,531,590
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34	5,000,000	6,044,800
Massachusetts State Health & Educational Facilities
Authority Revenue (Harvard University) Series A
5.00% 12/15/29	5,295,000	6,402,608
5.50% 11/15/36	4,515,000	5,452,179
Missouri State Health & Educational Facilities
Authority Revenue (Washington University)
Series A 5.375% 3/15/39	5,000,000	5,863,700
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	4,285,000	4,870,288
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,435,000	1,796,677

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York City Trust for Cultural Resources (Whitney
Museum of American Art) 5.00% 7/1/31	$1,500,000	$1,691,985
Pennsylvania State Higher Educational Facilities Authority
Student Housing Revenue (University Properties Inc. -
East Stroudsburg University of Pennsylvania)
5.00% 7/1/31	6,000,000	6,382,080
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,360,000	1,498,013
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	1,665,000	1,645,070
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	1,500,000	1,780,365
St. Louis, Missouri Industrial Development Authority
Revenue (Confluence Academy Project) Series A
5.25% 6/15/25	1,150,000	1,114,465
5.35% 6/15/32	2,300,000	2,170,349
		70,678,601
Electric Revenue Bonds – 3.09%
California State Department of Water Resources
Series L 5.00% 5/1/20	5,000,000	6,279,700
Long Island, New York Power Authority
Series A 5.00% 9/1/37	2,440,000	2,762,324
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	5,430,000	5,376,026
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	1,012,820
Series WW 5.50% 7/1/38	2,100,000	2,145,087
Series XX 5.75% 7/1/36	3,245,000	3,385,703
		20,961,660
Healthcare Revenue Bonds – 11.41%
Alachua County, Florida Health Facilities Authority
Refunding (Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,217,260
Brevard County, Florida Health Facilities Authority
Health Care Revenue (Heath First Inc. Project)
7.00% 4/1/39	1,610,000	1,985,726
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,500,000	3,151,500

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/42	$3,375,000	$3,812,501
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue Unrefunded
Balance (St. Francis Medical Center)
Series A 5.50% 6/1/32	1,000,000	1,006,080
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,500,000	1,501,005
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	4,468,186
Fairfax County, Virginia Industrial Development Authority
Revenue (Inova Health Services)
Series A 5.50% 5/15/35	2,500,000	2,880,100
Illinois Finance Authority Revenue (Silver Cross &
Medical Centers) 7.00% 8/15/44	3,000,000	3,574,920
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	2,006,960
Illinois State Finance Authority Revenue (Franciscan
Communities Inc.) Series A 5.125% 5/15/43	1,100,000	1,132,098
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	3,000,000	3,411,360
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	2,190,000	2,626,796
Maricopa County, Arizona Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	4,231,839
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group)
Series B 5.25% 11/15/26	3,500,000	3,553,375
Michigan State Strategic Fund Revenue (Evangelical
Homes of Michigan Project) 5.25% 6/1/32	1,015,000	1,023,059
Montgomery County, Pennsylvania Industrial
Development Authority Revenue
(Whitemarsh Continuing Care) 6.00% 2/1/21	3,075,000	3,143,942

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue
Non State Supported Debt
(North Shore LI Jewish Health System)
Series A 5.50% 5/1/37	$3,000,000	$3,426,120
(Orange Regional Medical Center)
6.25% 12/1/37	2,250,000	2,490,255
6.50% 12/1/21	2,745,000	3,185,655
North Carolina Medical Care Commission
Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,657,459
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	3,260,000	3,355,616
Ohio State Higher Educational Facility Community Revenue
(Cleveland Clinic Health System Obligation Group)
Series A 5.25% 1/1/33	2,000,000	2,229,460
Orange County, New York Funding Corporation Assisted
Living Residence Revenue 6.50% 1/1/46	3,000,000	3,003,990
^ Oregon Health & Science University Revenue (Capital
Appreciation Insured) Series A 5.75% 7/1/21 (NATL-RE)	2,000,000	1,602,380
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Revenue (Temple University
Health System) Series A 5.50% 7/1/30	2,700,000	2,888,676
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,310,000	1,392,465
Saline, Michigan Economic Development Revenue
(Evangelical Homes of Michigan Project) 5.25% 6/1/32	485,000	488,851
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,083,630
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41	3,000,000	3,848,190
Wisconsin Health & Educational Facilities Authority
Revenue (Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	2,000,000	2,004,540
		77,383,994
Housing Revenue Bond – 0.77%
California Municipal Finance Authority Mobile Home Park
Revenue (Caritas Projects) Series A 6.40% 8/15/45	4,735,000	5,239,846
		5,239,846

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 9.08%
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47	$10,250,000	$12,219,128
Minnesota State General Funding Revenue
Series B 5.00% 3/1/22	8,030,000	10,154,979
New Jersey Economic Development Authority
(School Facilities Construction)
Series EE 5.00% 9/1/18	3,500,000	4,183,165
Series GG 5.75% 9/1/23	1,000,000	1,244,570
Series NN 5.00% 3/1/20	3,500,000	4,252,325
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/28 (AMT)	1,685,000	1,794,879
New York State Liberty Development Corporation
Revenue (World Trade Center Project) 5.75% 11/15/51	11,490,000	13,639,663
Pennsylvania Economic Development Financing Authority
(Unemployment Compensation Revenue)
Series A 5.00% 1/1/21	9,000,000	10,847,610
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series F 5.25% 7/1/25	930,000	959,379
^ St. Louis, Missouri Industrial Development Authority
Leasehold Revenue (Convention Center Hotel)
5.80% 7/15/20 (AMBAC)	3,035,000	2,294,642
		61,590,340
Local General Obligation Bonds – 3.83%
Georgetown, Texas Independent School District
(School Building)
5.00% 8/15/24 (PSF)	1,430,000	1,719,918
5.00% 8/15/26 (PSF)	1,000,000	1,191,980
New York City, New York
Series A 5.00% 8/1/19	2,690,000	3,300,280
Series I-1 5.375% 4/1/36	5,000,000	5,945,200
Subseries D-1 5.00% 10/1/36	6,500,000	7,480,655
Wake County, North Carolina Refunding Series C
5.00% 3/1/20	4,400,000	5,520,636
5.00% 3/1/22	635,000	814,591
		25,973,260

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 6.04%
Cape Girardeau County, Missouri Industrial Development
Authority Health Care Facilities Revenue (Southeast
Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	$310,000	$336,282
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	4,750,000	4,987,927
(Orlando/Cargo Acquisition Project)
6.75% 1/1/32-14 (AMT)	2,395,000	2,534,581
Delaware Transportation Authority Revenue
5.00% 7/1/22-15	4,345,000	4,818,431
^ Greene County, Missouri Single Family Mortgage Revenue
Municipal Multiplier (Private Mortgage Insurance)
11.75% 3/1/16	1,225,000	1,196,752
Missouri State Development Finance Board Infrastructure
Facilities Revenue
(Branson Landing Project) Series A
5.25% 12/1/19-14	1,435,000	1,524,286
5.625% 12/1/28-14	2,365,000	2,523,289
New Jersey State Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/34-14	1,935,000	2,074,243
Oklahoma State Turnpike Authority Revenue (First Senior)
6.00% 1/1/22	13,535,000	18,393,252
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	1,615,000	1,956,750
Wisconsin Housing & Economic Developing Authority
Revenue 6.10% 6/1/21-17 (FHA)	550,000	639,595
		40,985,388
Special Tax Revenue Bonds – 19.15%
Brooklyn Arena Local Development Corporation,
New York Pilot Revenue (Barclays Center Project)
6.50% 7/15/30	8,230,000	10,129,155
California State Economic Recovery Series A 5.25% 7/1/21	3,130,000	3,847,020
Denver, Colorado Convention Center Hotel Authority
Revenue Senior 5.00% 12/1/35 (SGI)	1,305,000	1,362,955
Florida Enterprise Community Development District
Special Assessment 6.10% 5/1/16 (NATL-RE)	490,000	492,396
Guam Government Business Privilege Tax Revenue
Series B-1 5.00% 1/1/42	2,500,000	2,759,925

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	$2,305,000	$1,800,689
Hollywood, Florida Community Redevelopment Agency
Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,232,376
Lammersville School District, California Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	4,159,856
Missouri State Environmental Improvement & Energy
Water Pollution Control Revenue (State Revolving
Fund Project) Series A 6.05% 7/1/16 (AGM)	670,000	673,397
Missouri State Highways & Transportation Commission
State Road Revenue Series B 5.00% 5/1/24	9,000,000	10,170,180
Mosaic, Virginia District Community Development
Authority Revenue Series A 6.875% 3/1/36	3,980,000	4,627,148
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	3,000,000	3,456,450
5.00% 6/15/26	2,000,000	2,290,200
5.00% 6/15/28	2,695,000	3,048,746
5.00% 6/15/29	2,050,000	2,293,007
New Jersey Transportation Trust Fund Authority
Series AA
5.00% 6/15/19	2,660,000	3,201,789
5.00% 6/15/21	2,000,000	2,429,620
Series B 5.50% 6/15/31	10,000,000	11,884,400
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,239,330
New York City, New York Transitional Finance Authority
Future Tax Secured
Fiscal 2011 Series D 5.00% 2/1/26	3,000,000	3,584,670
Series C 5.25% 11/1/25	6,000,000	7,271,878
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,076,450
New York State Dormitory Authority State Personal
Income Tax Revenue Series B 5.25% 3/15/38	6,000,000	7,040,100
Puerto Rico Sales Tax Financing Corporation Tax Revenue
(Convertible Capital Appreciation Bonds)
Series A 5.75% 8/1/37	5,000,000	5,410,350
ΩSeries A 6.75% 8/1/32	3,890,000	4,123,439
Series C 5.00% 8/1/40	6,000,000	6,454,260
Series C 6.00% 8/1/39	2,250,000	2,517,390

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District, Colorado Tax Revenue
(Fastracks Project) Series A 5.00% 11/1/26	$12,000,000	$14,676,719
San Mateo, California Special Tax Revenue (Community
Facilities District #2008-1 Bay Meadows) 6.00% 9/1/42	1,000,000	1,098,760
Successor Agency to the San Francisco City & County
Redevelopment Agency, California (CFD#6 Mission
Bay South Public Project) Series A 5.00% 8/1/33	1,150,000	1,232,064
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,105,570
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue (Capital
Appreciation – Sales Tax Subordinate Lien) 6.07% 6/1/21	4,740,000	3,157,314
		129,847,603
State General Obligation Bonds – 9.13%
California State 5.25% 11/1/40	3,795,000	4,460,188
California State Various Purposes
5.00% 9/1/22	2,180,000	2,734,723
5.00% 9/1/41	6,250,000	7,015,313
6.00% 4/1/38	4,060,000	4,907,931
6.50% 4/1/33	2,570,000	3,225,915
Connecticut State Series C 5.00% 6/1/20	6,500,000	8,070,465
Delaware State Series C 5.00% 3/1/23	1,480,000	1,917,000
Hawaii State Series EF 5.00% 11/1/21	7,000,000	8,847,930
North Carolina State Public Improvement
Series A 5.00% 5/1/20	10,585,000	13,321,433
North Carolina State Refunding Series C
5.00% 5/1/19	2,500,000	3,100,050
5.00% 5/1/22	2,950,000	3,792,491
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/23	500,000	504,120
		61,897,559
Transportation Revenue Bonds – 10.03%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	5,160,000	6,018,418
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	5,075,000	5,794,026

Statements of net assets
Delaware Tax-Free USA Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/19 (NATL-RE)	$6,240,000	$7,360,080
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,931,512
•Series E-3 5.125% 1/1/38	2,000,000	2,271,820
Phoenix, Arizona Civic Improvement Corporation Airport
Revenue Junior Lien Series A 5.00% 7/1/26	1,800,000	2,085,012
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	4,735,000	5,624,896
6.50% 12/1/28	5,500,000	6,091,910
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	5,995,000	7,166,663
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,949,840
7.50% 6/30/33	1,560,000	1,969,921
(Mobility Partners) 6.875% 12/31/39	5,500,000	6,575,635
Texas Transportation Commission First Tier
Series A 5.00% 4/1/21	4,845,000	6,149,419
		67,989,152
Water & Sewer Revenue Bonds – 2.77%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39	5,500,000	6,644,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,778,920
San Francisco, California City & County Public Utilities
Commission Water Revenue Series F 5.00% 11/1/27	5,000,000	5,986,300
Town of Cary, North Carolina Combined Utility Systems
Revenue 5.00% 12/1/27	1,085,000	1,344,641
		18,753,861
Total Municipal Bonds (cost $596,539,734)		667,696,150

	Principal amount	Value
Short-Term Investments – 1.02%
¤Variable Rate Demand Notes – 1.02%
Arizona State Health Facilities Authority
Revenue (Catholic West)
Series A 0.11% 7/1/35 (LOC – JPMorgan Chase Bank)	$500,000	$500,000
Charlotte-Mecklenburg, North Carolina Hospital
Authority Health Care System Revenue (Carolinas)
Series H 0.09% 1/15/45 (LOC – Wells Fargo Bank)	750,000	750,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-1 0.11% 7/1/36 (LOC – JPMorgan Chase Bank)	500,000	500,000
Series D-5 0.11% 10/1/38 (LOC – JPMorgan Chase Bank)	950,000	950,000
Lancaster County, Pennsylvania Hospital Authority
Revenue (Masonic Homes Project)
Series D 0.10% 7/1/34 (LOC – JPMorgan Chase Bank)	500,000	500,000
Massachusetts State Development Finance Agency
Revenue (Boston University)
Series U-6C 0.09% 10/1/42 (LOC – JPMorgan Chase Bank)	3,500,000	3,500,000
Tarrant County, Texas Cultural Education Facilities
Finance Corporation Hospital Revenue
(Methodist Hospital of Dallas)
Series A 0.11% 10/1/41 (LOC – JPMorgan Chase Bank)	190,000	190,000
Total Short-Term Investments (cost $6,890,000)		6,890,000

Total Value of Securities – 99.48%
(cost $603,429,734)		674,586,150
Receivables and Other Assets
Net of Liabilities – 0.52%		3,505,001
Net Assets Applicable to 54,962,745
Shares Outstanding – 100.00%		$678,091,151

Net Asset Value – Delaware Tax-Free USA Fund
Class A ($611,065,028 / 49,543,790 Shares)		$12.33
Net Asset Value – Delaware Tax-Free USA Fund
Class B ($1,359,463 / 110,285 Shares)		$12.33
Net Asset Value – Delaware Tax-Free USA Fund
Class C ($41,307,861 / 3,348,390 Shares)		$12.34
Net Asset Value – Delaware Tax-Free USA Fund
Institutional Class ($24,358,799 / 1,960,280 Shares)		$12.43

Statements of net assets
Delaware Tax-Free USA Fund

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$602,183,944
Undistributed net investment income	66,896
Accumulated net realized gain on investments	4,683,895
Net unrealized appreciation of investments	71,156,416
Total net assets	$678,091,151

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Insured by Permanent School Fund
SGI — Insured by Syncora Guarantee Inc.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Fund
Net asset value Class A (A)	$12.33
Sales charge (4.50% of offering price) (B)	0.58
Offering price	$12.91

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Tax-Free USA Intermediate Fund	February 28, 2013 (Unaudited)

		Principal amount	Value
Municipal Bonds – 97.87%
Corporate Revenue Bonds – 9.96%
	Alabama 21st Century Authority Revenue Series A
	5.00% 6/1/19	$365,000	$429,032
	5.00% 6/1/20	1,905,000	2,244,871
	5.00% 6/1/21	2,735,000	3,240,209
	Allegheny County, Pennsylvania Industrial Development
	Authority Revenue (Environmental Improvement -
	U.S. Steel Corp. Project) 6.50% 5/1/17	2,305,000	2,515,124
	Chesterfield County, Virginia Economic Development
	Authority Pollution Control Revenue
	(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,698,360
	Harris County, Texas Industrial Development
	Corporation Solid Waste Disposal Revenue
	(Deer Park Refining Project) 5.00% 2/1/23	2,750,000	3,084,070
	Illinois Railsplitter Tobacco Settlement Authority
	5.25% 6/1/20	7,160,000	8,596,581
	6.25% 6/1/24	7,500,000	8,390,474
	Indianapolis, Indiana Airport Authority Revenue
	Special Facilities (Federal Express Corp. Project)
	5.10% 1/15/17 (AMT)	750,000	852,615
	Iowa Finance Authority Pollution Control Facilities
	Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	2,000,000	2,111,300
•	Maricopa County, Arizona Corporation Pollution Control
	Revenue (Public Service - Palo Verde Project)
	Series B 5.20% 6/1/43	6,000,000	6,931,140
	Maryland Economic Development Corporation Pollution
	Control Revenue
	(CNX Marine Terminals Inc.) 5.75% 9/1/25	2,050,000	2,290,547
	(Potomac Electric Project) 6.20% 9/1/22	1,780,000	2,202,056
	Michigan State Strategic Fund Limited Obligation Revenue
	(Dow Chemical Project) Series B-2 6.25% 6/1/14	4,500,000	4,799,025
•	Mobile, Alabama Industrial Development Board Pollution
	Control Revenue (Alabama Power Co.)
	Series B 4.875% 6/1/34	1,625,000	1,629,306
	New Jersey Economic Development Authority Special
	Facilities Revenue (Continental Airlines, Inc. Project)
	4.875% 9/15/19 (AMT)	4,000,000	4,091,000

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Ohio State Air Quality Development Authority Revenue
Environmental Improvement (First Energy)
Series A 5.70% 2/1/14	$2,225,000	$2,311,130
Series A 5.70% 8/1/20	4,320,000	5,193,029
Series C 5.625% 6/1/18	3,370,000	3,952,842
• Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue (Shipping Port)
Series A 3.375% 12/1/40	5,000,000	5,258,050
Salt Verde, Arizona Financial Corporation Senior Gas
Revenue 5.25% 12/1/24	3,050,000	3,646,824
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/18	5,175,000	5,873,522
Valdez, Alaska Marine (BP Pipelines Project)
Series B 5.00% 1/1/21	6,675,000	8,183,951
		89,525,058
Education Revenue Bonds – 6.29%
Boise, Idaho State University Revenue (General Project)
Series A 4.00% 4/1/19	1,000,000	1,155,090
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project)
Series A 5.25% 6/1/26	1,000,000	974,760
California Statewide Communities Development Authority
Student Housing Revenue (Irvine, LLC - UCI East Campus)
6.00% 5/15/23	3,150,000	3,565,422
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series B 5.50% 10/1/20	805,000	844,123
Clifton, Texas Higher Education Finance Corporation
Revenue (Uplift Education) Series A 6.00% 12/1/30	1,100,000	1,267,596
Connecticut State Health & Educational Facilities Authority
Revenue (Yale University) Series A-1 5.00% 7/1/25	5,000,000	6,016,900
Grand Traverse, Michigan Public School Academy
Revenue 5.00% 11/1/36	1,000,000	909,570
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20	990,000	1,044,995

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Development Finance Agency
Revenue (Harvard University)
Series B-1 5.25% 10/15/29	$1,670,000	$2,047,654
Massachusetts State Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology)
Series M 5.25% 7/1/20	3,000,000	3,846,510
Nassau County, New York Industrial Development Agency
Civic Facility Revenue (New York Institute of Technology
Project) Series A 4.75% 3/1/26	1,760,000	1,937,250
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/21	3,025,000	3,648,846
5.00% 7/1/31	1,000,000	1,127,990
New York State Dormitory Authority
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,260,989
(Non State Supported Debt - St. Joseph’s College)
5.25% 7/1/25	1,000,000	1,075,930
Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	343,382
Pennsylvania State Higher Educational Facilities Authority
Revenue (Drexel University) Series A 5.25% 5/1/25	5,290,000	6,291,343
Private Colleges & Universities Authority, Georgia
Revenue (Mercer University Project)
Series A 5.25% 10/1/27	2,020,000	2,322,313
Series C 5.25% 10/1/23	600,000	706,854
Series C 5.25% 10/1/27	2,100,000	2,426,802
Troy, New York Capital Resource Corporation Revenue
(Rensselaer Polytechnic) Series B 5.00% 9/1/18	2,500,000	2,980,625
University of California Series A 5.125% 5/15/20 (AMBAC)	175,000	176,715
University of Minnesota Series A 5.00% 12/1/17	5,040,000	6,071,839
University of North Carolina at Chapel Hill 5.00% 12/1/31	3,490,000	4,090,210
University of Virginia General Revenue Series B
5.00% 6/1/20	205,000	207,472
5.00% 6/1/21	205,000	207,472
		56,548,652

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 1.71%
California State Department Water Resources Power
Supply Revenue
Series L 5.00% 5/1/19	$6,000,000	$7,410,120
Series N 5.00% 5/1/21	3,580,000	4,559,202
Metropolitan Government Nashville & Davidson County,
Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,063,820
Rochester, Minnesota Electric Utilities Revenue
Series C 5.00% 12/1/18 (NALT-RE)	2,000,000	2,292,340
		15,325,482
Healthcare Revenue Bonds – 9.20%
Allegheny County, Pennsylvania Municipal Development
Authority Revenue (University of Pittsburgh Medical
Center) Series A 5.00% 9/1/14	4,000,000	4,284,480
Berks County, Pennsylvania Hospital Authority Revenue
(Reading Hospital & Medical Center Project)
Series A-3 5.25% 11/1/24	4,405,000	5,117,377
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29	2,250,000	2,836,350
California Health Facilities Financing Authority Revenue
(Scripps Health) Series A 5.00% 11/15/32	4,250,000	4,857,070
California Statewide Communities Development Authority
Revenue (Kaiser Permanente) Series A 5.00% 4/1/19	5,325,000	6,416,412
Cleveland-Cuyahoga County, Ohio Port Authority Revenue
(Saint Clarence - Geac) Series A 6.125% 5/1/26	715,000	716,487
Dauphin County, Pennsylvania General Authority Health
System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/29	3,400,000	3,897,454
Laramie County, Wyoming Hospital Revenue
(Cheyenne Regional Medical Center Project)
5.00% 5/1/23	1,000,000	1,165,440
• Maryland State Health & Higher Education Facilities
Authority Revenue (John Hopkins Health Systems)
5.00% 5/15/46	790,000	798,358
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23	3,710,000	4,527,647

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis, Minnesota Revenue
(National Marrow Donor Program Project)
5.00% 8/1/16	$4,720,000	$5,175,716
5.00% 8/1/18	2,500,000	2,818,300
New Jersey Health Care Facilities Financing Authority
Revenue (Barnabas Health) Series A
5.00% 7/1/22	650,000	784,011
5.00% 7/1/23	145,000	172,633
5.00% 7/1/24	2,000,000	2,374,780
New York State Dormitory Authority Revenue
Non State Supported Debt
(Memorial Sloan-Kettering Cancer Center) Series 1
4.00% 7/1/21	1,600,000	1,876,224
5.00% 7/1/21	570,000	712,432
5.00% 7/1/24	2,595,000	3,168,858
(North Shore LI Jewish) Series A 5.00% 5/1/23	4,000,000	4,627,800
(Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	2,321,060
North Carolina Medical Care Commission Health Care
Facilities Revenue (First Mortgage - Presbyterian Homes)
5.40% 10/1/27	780,000	802,877
Ohio State Higher Educational Facilities Commission
Revenue (Cleveland Clinic Health System Obligation
Group) Series A
5.00% 1/1/17	2,000,000	2,304,420
5.00% 1/1/18	1,000,000	1,180,530
Onondaga, New York Civic Development Corporation
Revenue (St. Joseph’s Hospital Center Project)
5.00% 7/1/16	3,795,000	4,040,688
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	670,000	791,665
• Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30	3,800,000	4,391,052
Series C 4.50% 11/15/38	2,540,000	3,076,829
St. Louis Park, Minnesota Health Care Facilities Revenue
(Nicollet Health Services)
Series C 5.50% 7/1/18	4,240,000	5,053,317

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Mary Hospital Authority, Pennsylvania Health System
Revenue (Catholic Health East) Series A 5.25% 11/15/16	$1,200,000	$1,282,176
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/25	1,000,000	1,087,890
		82,660,333
Housing Revenue Bond – 0.51%
Puerto Rico Housing Finance Authority Subordinate
(Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,575,425
		4,575,425
Lease Revenue Bonds – 4.21%
Golden State, California Tobacco Securitization
Corporation Settlement Revenue Refunding
Asset-Backed Series A
5.00% 6/1/18	1,170,000	1,177,289
5.00% 6/1/21 (AMBAC)	1,000,000	1,006,230
Idaho Building Authority Revenue (Health & Welfare
Project) Series A 5.00% 9/1/24	2,800,000	3,465,308
Los Angeles County, California (Disney Concert Hall Parking)
5.00% 3/1/22	375,000	448,264
5.00% 9/1/22	1,100,000	1,318,262
5.00% 3/1/23	2,395,000	2,852,589
New Jersey Economic Development Authority
(School Facilities Construction) Series EE 5.00% 9/1/18	6,875,000	8,216,930
New York City, New York Industrial Development Agency
Trips Series A 5.00% 7/1/22 (AMT)	735,000	794,763
New York State Dormitory Authority Revenue
(Third General Resolution - State University
Educational Facilities) Series A 5.00% 5/15/23	2,170,000	2,689,693
Pennsylvania Economic Development Financing Authority
Revenue (Unemployment Compensation Revenue)
Series B 5.00% 1/1/22	2,185,000	2,549,939
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Senior Obligation Group) 5.00% 7/1/22 (AMT)	3,925,000	4,250,540

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tobacco Settlement Financing New York Revenue
(Asset-Backed) Series B 5.00% 6/1/18	$1,000,000	$1,195,600
Virginia Commonwealth Transportation Board
Transportation Revenue (U.S. Route 58 Corridor
Development) Series B 4.75% 5/15/21	7,460,000	7,846,055
		37,811,462
Local General Obligation Bonds – 8.37%
Chicago, Illinois Board of Education Refunding Dedicated
Revenue Series B 5.00% 12/1/23 (AMBAC)	3,500,000	3,911,775
Chicago, Illinois Modern Schools Across Chicago
Series J 5.00% 12/1/23 (AMBAC)	2,865,000	3,190,579
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,865,000	4,688,245
Dallas, Texas 5.125% 2/15/15	3,000,000	3,279,480
Fairfax County, Virginia Refunding & Public
Improvement Series A
5.00% 4/1/17	4,000,000	4,720,600
5.25% 4/1/14	3,500,000	3,693,445
Henrico County, Virginia Refunding Public Improvement
5.00% 7/15/19	4,000,000	4,985,160
5.00% 7/15/20	5,615,000	7,096,855
Houston, Texas Refunding & Public Improvement Series A
5.00% 3/1/15	3,480,000	3,798,768
5.25% 3/1/28	5,000,000	5,847,950
Los Angeles, California Unified School District
(Election 2004) Series G 5.00% 7/1/13 (AMBAC)	2,000,000	2,033,300
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	4,119,115
Series G 5.25% 8/1/15	1,000,000	1,046,770
Series I 5.00% 8/1/21	995,000	1,061,715
Series J 5.50% 6/1/23	15,000	15,193
Subseries D-1 5.00% 10/1/30	4,000,000	4,686,080
South Carolina State Refunding (State Highway)
Series A 5.00% 6/1/20	7,905,000	9,957,532
Wake County, North Carolina Refunding
Series C 5.00% 3/1/22	3,085,000	3,957,500
Series D 4.00% 2/1/17	2,730,000	3,097,021
		75,187,083

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 6.31%
Benton & Linn Counties, Oregon School District #509J
5.00% 6/1/21-13 (AGM)	$1,000,000	$1,012,600
California State
Pre-Refunded 5.25% 11/1/17-13	785,000	811,792
Unrefunded 5.25% 11/1/17-13	215,000	222,383
California State Economic Recovery Series A 5.25% 7/1/14	225,000	240,264
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	1,750,000	1,837,658
Casa Grande, Arizona Tax Revenue
5.00% 4/1/22-14 (AMBAC)	1,600,000	1,681,264
Cuyahoga County, Ohio Revenue
(Cleveland Clinic Health) Series A
Pre-Refunded 6.00% 1/1/21-13	510,000	520,139
Unrefunded 6.00% 1/1/21-13	490,000	499,741
Duluth, Minnesota Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,047,810
5.50% 2/15/23-14	1,000,000	1,050,210
Fairfax County, Virginia Public Improvement Revenue
(State Aid Withholding) Series A 5.00% 4/1/20-18	10,000,000	12,081,899
Lancaster County, Pennsylvania Hospital Authority
Revenue (Lancaster General Hospital Project)
5.75% 3/15/21-13	1,000,000	1,030,430
Lansing, Michigan Community College (College Building &
Site) 5.00% 5/1/21-13 (NATL-RE)	1,325,000	1,336,302
Los Angeles, California Unified School District
(Election 1997) Series F 5.00% 7/1/21-13 (FGIC)	2,880,000	2,927,952
Maryland State & Local Facilities Loan Capital
Improvement First Series 5.00% 3/15/19-17	3,675,000	4,317,831
Miami-Dade County, Florida Educational Facilities
Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	2,500,000	2,629,800
Michigan State Hospital Finance Authority Revenue
(Oakwood Obligation Group) 5.50% 11/1/14-13	2,230,000	2,309,856
Middlesex County, New Jersey Improvement Authority
Revenue (County-Guaranteed Open Space Trust
Foundation) 5.25% 9/15/20-13	1,000,000	1,027,980

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minnesota State 5.00% 6/1/14	$755,000	$800,398
New Jersey State Educational Facilities Authority Revenue
(Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	510,850
New York City, New York
Series I 5.00% 8/1/21-14	5,000	5,340
Series J 5.50% 6/1/23-13	985,000	998,692
New York City, New York Municipal Water Finance
Authority Series B 5.00% 6/15/21-14 (AMBAC)	905,000	982,341
New York State Dormitory Authority (Brooklyn Law School)
Series A 5.50% 7/1/18-13 (RADIAN)	1,000,000	1,018,320
New York State Municipal Bond Bank Agency Special
School Purpose Revenue
Series C 5.25% 6/1/22-13	1,000,000	1,013,280
North Texas Health Facilities Development Corporation
Hospital Revenue (United Regional Health Care System,
Inc. Project) 6.00% 9/1/23-13	1,000,000	1,029,020
• Ohio State Higher Educational Facility Revenue
Adjustable Medium Term (Kenyon College Project)
4.70% 7/1/37-13	1,000,000	1,014,920
Ohio State University General Receipts (Ohio State
University) Series B
(Pre-Refunded) 5.25% 6/1/21-13	820,000	830,652
(Refunded) 5.25% 6/1/21-13	180,000	182,338
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series J 5.50% 7/1/21-14	1,000,000	1,069,640
Puerto Rico Commonwealth Public Improvement
Series A 5.25% 7/1/22-13	3,470,000	3,530,482
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,139,280
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue Series A 6.125% 8/1/29-14	70,000	73,846
University of California Revenue
General 2012 Series A 5.125% 5/15/20-13 (AMBAC)	35,000	35,374
Series A 5.125% 5/15/20-13 (AMBAC)	40,000	40,420
University of Oklahoma Research Facilities Revenue
5.00% 3/1/23-13 (AMBAC)	1,065,000	1,065,426

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Virginia Revenue Series B
5.00% 6/1/20-13	$ 1,045,000	$1,057,979
5.00% 6/1/21-13	1,045,000	1,057,979
Wyoming State Loan & Investment Board Facilities
Revenue 5.00% 10/1/24-14	1,550,000	1,667,258
		56,709,746
Resource Recovery Revenue Bond – 0.07%
Pennsylvania Economic Development Financing Authority
Resource Recovery Revenue (Subordinate Colver Project)
Series G 5.125% 12/1/15 (AMT)	600,000	611,814
		611,814
Special Tax Revenue Bonds – 14.39%
Allentown, Pennsylvania Neighborhood Improvement
Zone Development Authority Revenue
Series A 5.00% 5/1/24	3,795,000	4,298,748
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.00% 9/1/16	1,000,000	1,011,370
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project) 6.50% 7/15/30	5,500,000	6,769,180
California State Economic Recovery Series A
5.25% 7/1/14	775,000	826,708
5.25% 7/1/21	2,740,000	3,367,679
Columbia County, Georgia Sales Tax 5.00% 4/1/16	1,265,000	1,438,166
Dallas, Texas Convention Center Hotel Development
Revenue Series A
5.00% 1/1/24	3,420,000	3,839,395
5.25% 1/1/23	5,375,000	6,153,139
Ernest N Morail-New Orleans, Louisiana Exhibition Hall
Authority Special Tax Revenue 5.00% 7/15/26	2,330,000	2,696,928
Guam Government Limited Obligation Revenue
(Section 30) Series A
5.375% 12/1/24	1,750,000	1,940,190
5.625% 12/1/29	1,125,000	1,256,591
Louisiana State Citizens Property Insurance Corporation
Assessment Revenue
Series C-2 6.75% 6/1/26 (ASSURED GTY)	6,350,000	7,924,419
Massachusetts State School Building Authority Senior
Series B 5.00% 10/15/27	4,705,000	5,709,329

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

		Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
@	Modesto, California Special Tax Community Facilities
	District #4-1 (Village 2) 5.15% 9/1/36	$1,500,000	$1,512,900
	New Jersey State Economic Development Authority Revenue
	5.00% 6/15/20	210,000	247,296
	5.00% 6/15/21	5,425,000	6,425,099
	5.00% 6/15/22	1,750,000	2,080,663
	5.00% 6/15/23	1,250,000	1,470,100
	5.00% 6/15/26	4,100,000	4,694,910
	5.00% 6/15/29	1,200,000	1,342,248
	New Jersey State Transportation Trust Fund Authority
	Series AA 5.00% 6/15/20	5,000,000	6,073,000
	Series B 5.50% 6/15/31	7,310,000	8,687,496
	New York City, New York Transitional Finance Authority
	Future Tax Secured Subseries A-1
	5.00% 11/1/20	2,860,000	3,572,026
	New York State Local Government Assistance
	Corporation Refunding Subordinate Lien
	Series A
	5.00% 4/1/17	8,615,000	10,139,079
	5.00% 4/1/20	3,360,000	4,191,331
	New York State Urban Development Corporation
	(Service Contract) Series A-1 5.00% 1/1/18	5,785,000	6,829,366
	Puerto Rico Sales Tax Financing Corporation Sales
	Tax Revenue
	Series A 6.125% 8/1/29	2,430,000	2,542,290
	Series C 5.00% 8/1/22	2,090,000	2,504,865
	Series C 6.50% 8/1/35	6,500,000	7,596,160
	Richmond Heights, Missouri Tax Increment & Transaction
	Sales Tax Revenue Refunding & Improvement
	(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	1,000,570
@	St. Joseph, Missouri Industrial Development Authority Tax
	Increment Revenue (Shoppes at North Village Project)
	Series A 5.10% 11/1/19	250,000	251,673
	Series B 5.375% 11/1/23	1,000,000	1,006,840
	Virgin Islands Public Finance Authority Revenue (Senior
	Lien Matching Fund Loan) Series A 5.25% 10/1/22	1,785,000	1,881,890
	Washington State Motor Vehicle Fuel Tax
	Series B 5.00% 7/1/16	4,250,000	4,874,580

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
^ Wyandotte County, Kansas City, Kansas Unified
Government Special Obligation Revenue
(Capital Appreciation – Sales Tax Subordinate Lien)
6.70% 6/1/21	$4,745,000	$3,160,645
		129,316,869
State General Obligation Bonds – 16.54%
California State Economic Recovery Series A 5.00% 7/1/19	3,210,000	3,967,014
California State Refunding 5.00% 2/1/20	4,250,000	5,220,190
California State Various Purposes
5.00% 10/1/18	5,000,000	6,058,300
5.00% 9/1/22	1,655,000	2,076,131
5.25% 9/1/28	7,750,000	9,279,153
Connecticut State Economic Recovery
Series A 5.00% 1/1/16	7,700,000	8,665,888
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,367,340
Georgia State
Series A 5.00% 7/1/22	7,380,000	9,508,392
Series B 5.00% 7/1/17	4,810,000	5,720,196
Hawaii State Series EE 5.00% 11/1/21	8,515,000	10,762,875
Maryland State & Local Facilities
Loan Capital Improvement
Second Series 5.00% 8/1/17	1,500,000	1,727,325
Series B 5.00% 3/1/18	1,930,000	2,333,717
Massachusetts State Consolidated Loan
Series C 5.50% 11/1/15	4,090,000	4,647,385
Minnesota State
(Unrefunded) 5.00% 6/1/14	145,000	153,746
(Various Purpose) Series A 5.00% 8/1/19	7,020,000	8,742,357
(Various Purpose) Series A 5.00% 8/1/20	3,495,000	4,412,228
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,793,412
New York State Series A 5.00% 2/15/28	5,000,000	6,086,850
North Carolina State Public Improvement Series A
5.00% 3/1/15	1,200,000	1,312,824
5.00% 5/1/22	2,625,000	3,279,885
North Carolina State Refunding
Series A 5.00% 3/1/16	3,000,000	3,408,870
Series A 5.00% 3/1/17	3,000,000	3,529,440
Series B 5.00% 4/1/15	4,000,000	4,390,800

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Ohio State Series D 5.00% 9/15/14	$3,500,000	$3,755,220
Oregon State Series L 5.00% 5/1/26	8,000,000	9,706,080
Pennsylvania State Second Series 5.00% 7/1/20	2,300,000	2,877,553
Puerto Rico Commonwealth Government Development
Bank 4.75% 12/1/15 (NATL-RE)	4,765,000	4,836,475
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,290,743
5.25% 7/1/23	1,125,000	1,134,270
Virginia State
Series B 5.00% 6/1/23	2,000,000	2,370,640
Series D 5.00% 6/1/19	5,715,000	7,103,459
Washington State Various Purpose Series A 5.00% 7/1/16	1,000,000	1,146,960
		148,665,718
Transportation Revenue Bonds – 15.16%
Alameda, California Corridor Transportation Authority
Revenue (Senior Lien)
Series A 5.00% 10/1/21	2,290,000	2,815,189
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,302,120
Charlotte, North Carolina Airport Revenue
(Charlotte Douglas) Series A 5.00% 7/1/15	750,000	824,123
Chicago, Illinois O’Hare International Airport Revenue
General-Airport-Third Lien
Series A 5.00% 1/1/25 (AGM)	3,725,000	4,279,913
Series A-2 5.75% 1/1/20 (AGM) (AMT)	1,000,000	1,041,990
Series C 5.25% 1/1/28	2,150,000	2,442,142
Dallas-Fort Worth, Texas International Airport Revenue
Series A
5.00% 11/1/22	680,000	768,529
5.00% 11/1/23	750,000	847,643
5.00% 11/1/24	400,000	452,076
Delaware Transportation Authority Series A 5.00% 7/1/17	5,475,000	6,482,564
Harris County, Texas Metropolitan Transit Authority Sales &
Use Tax Revenue
Series A 5.00% 11/1/31	3,250,000	3,850,795
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	1,185,910
5.00% 7/1/26	3,000,000	3,535,470

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Idaho Housing & Finance Association Grant Revenue
(Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	$2,760,000	$3,281,419
Maryland State Economic Development Revenue
(Transportation Facilities Project)
Series A 5.375% 6/1/25	2,535,000	2,901,840
Memphis-Shelby County, Tennessee Airport Authority
Revenue Series D 5.00% 7/1/24	4,110,000	4,862,212
Metropolitan, New York Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	2,860,000	3,643,955
Series A 5.00% 11/15/18	2,500,000	3,003,175
Series C 5.00% 11/15/32	4,500,000	5,189,760
Metropolitan, Washington D.C. Airport Authority Systems
Revenue Series A 5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,028,800
Minneapolis - St. Paul, Minnesota Metropolitan Airports
Commission Series A 5.00% 1/1/22 (AMBAC)	5,000,000	5,704,100
Missouri State Highways & Transportation Commission
State Road Revenue Second Lien 5.25% 5/1/23	1,940,000	2,273,952
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/20	3,925,000	4,691,003
•Series E-3 5.125% 1/1/38	3,750,000	4,259,663
(Special Projects System) Series A 5.00% 9/1/17	1,000,000	1,176,480
Pennsylvania State Turnpike Commission Revenue Series A
5.25% 12/1/20 (AMBAC)	1,230,000	1,335,116
Phoenix, Arizona Civic Improvement Revenue (Junior Lien)
Series A 5.00% 7/1/26	7,500,000	8,687,549
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.50% 12/1/28	8,300,000	9,193,245
Sacramento County, California Airport System Revenue
5.00% 7/1/24	1,425,000	1,658,401
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,377,560
San Francisco, California City & County Airports Commission
Series B 5.00% 5/1/15	4,000,000	4,397,960
Series D 5.00% 5/1/25	2,000,000	2,398,960
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.125% 7/1/24	3,780,000	4,447,359

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	$3,625,000	$4,577,541
(Mobility Partners) 7.50% 12/31/31	3,765,000	4,681,439
Texas State Transportation Commission Highway Fund
Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,988,405
Texas State Transportation Commission Highway
Improvement Revenue Series A 5.00% 4/1/20	5,000,000	6,267,850
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	2,057,481
Series A 5.00% 1/1/23	4,000,000	4,966,120
•Series B-3 5.00% 11/15/38	1,800,000	2,017,800
Virginia Commonwealth Transportation Board
(Capital Projects) Series A-1 5.00% 5/15/16	2,000,000	2,284,360
		136,181,969
Water & Sewer Revenue Bonds – 5.15%
Arizona State Water Infrastructure Finance Authority
Revenue (Water Quality) Series A
5.00% 10/1/20	1,500,000	1,890,315
5.00% 10/1/21	2,430,000	2,903,801
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25	2,925,000	3,622,057
Series B 5.50% 11/1/23 (AGM)	3,000,000	3,527,430
King County, Washington Sewer Revenue Refunding
Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,641,960
Massachusetts State Water Pollution Abatement Trust
5.00% 8/1/16	2,170,000	2,502,791
New York City, New York Municipal Water Finance
Authority Water & Sewer System
5.00% 6/15/21 (AMBAC)	1,180,000	1,280,394
New York State Environmental Facilities Corporation
Revenue (State Clean Water & Drinking Water
Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,675,814
Series D 5.00% 9/15/23	3,360,000	3,952,066
Series K 5.50% 6/15/15	3,500,000	3,912,300
Portland, Oregon Sewer System Revenue (First Lien)
Series A 5.00% 6/15/18	4,000,000	4,835,400

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public
Utilities Commission
Series A 5.00% 11/1/27	$7,430,000	$9,069,207
Series D 5.00% 11/1/16	3,000,000	3,481,200
		46,294,735
Total Municipal Bonds (cost $810,187,448)		879,414,346

Short-Term Investments – 0.77%
¤Variable Rate Demand Notes – 0.77%
Abag, California Finance Authority for Nonprofit
Corporations Revenue (Jewish Home of San Francisco)
0.05% 11/15/35 (LOC – Wells Fargo Bank)	500,000	500,000
Arizona State Health Facilities Authority Revenue
(Health Care - Southwest Health)
0.11% 12/1/24 (LOC – JP Morgan Chase Bank)	300,000	300,000
Charlotte-Mecklenburg, North Carolina Hospital Authority
Health Care System Revenue (Carolinas)
Series H 0.09% 1/15/45 (LOC – Wells Fargo Bank)	500,000	500,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation)
Series B-3 5.00% 12/1/34 (LOC – TD Bank)	1,000,000	1,000,000
Series D3 0.11% 12/1/37 (LOC – JP Morgan Chase Bank)	300,000	300,000
Gulf Coast, Texas Industrial Development Authority
Revenue (Exxon Mobil Project) 0.09% 11/1/41	500,000	500,000
Harris County, Texas Cultural Education Facilities Finance
Corporation Special Facilities Revenue
(Texas Medical Center) Subseries B-2
0.11% 9/1/31 (LOC – JP Morgan Chase Bank)	165,000	165,000
Idaho State University Foundation Income Revenue
(L.E. & Thelma Stephens Project)
0.11% 5/1/21 (LOC – Wells Fargo Bank)	920,000	920,000
Missouri State Health & Educational Facilities Authority
Revenue (SSM Health Care)
Series E 0.10% 6/1/45 (LOC – PNC Bank)	1,000,000	1,000,000
New York City, New York Series C 0.11% 10/1/23
(LOC – JP Morgan Chase Bank)	500,000	500,000

Statements of net assets
Delaware Tax-Free USA Intermediate Fund

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Notes (continued)
New York City, New York Trust for Cultural Resources
Revenue (Lincoln Center) Series A-1 0.12% 12/1/35
(LOC – JP Morgan Chase Bank)	$1,000,000	$1,000,000
Phoenix, Arizona Industrial Development Authority
Revenue (Southwest Human Development Project)
0.21% 4/1/28 (LOC – Wells Fargo Bank)	230,000	230,000
Total Short-Term Investments (cost $6,915,000)		6,915,000

Total Value of Securities – 98.64%
(cost $817,102,448)		886,329,346
Receivables and Other Assets
Net of Liabilities – 1.36%		12,207,619
Net Assets Applicable to 71,834,601
Shares Outstanding – 100.00%		$898,536,965

Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class A ($447,269,937 / 35,899,061 Shares)		$12.46
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class B ($51,797 / 4,161 Shares)		$12.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Class C ($79,319,333 / 6,369,711 Shares)		$12.45
Net Asset Value – Delaware Tax-Free USA Intermediate Fund
Institutional Class ($371,895,898 / 29,561,668 Shares)		$12.58

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$832,834,722
Undistributed net investment income		16,249
Accumulated net realized loss on investments		(3,540,904)
Net unrealized appreciation of investments		69,226,898
Total net assets		$898,536,965

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§

Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $2,771,413, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
FGIC — Insured by Financial Guaranty Insurance Company
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
PSF — Guaranteed by Permanent School Fund
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free USA Intermediate Fund
Net asset value Class A (A)	$12.46
Sales charge (2.75% of offering price) (B)	0.35
Offering price	$12.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware National High-Yield Municipal Bond Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 97.35%
Corporate Revenue Bonds – 21.69%
Allegheny County, Pennsylvania Industrial Development
Authority Revenue (Environmental Improvement - U.S.
Steel Corp. Project)
5.75% 8/1/42 (AMT)	$6,520,000	$6,595,306
6.875% 5/1/30	300,000	332,460
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed Series A-2
5.875% 6/1/47	7,845,000	6,884,850
6.50% 6/1/47	8,405,000	8,038,458
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 5.00% 7/1/37 (AMT)	5,000,000	5,223,600
California State Enterprise Development Authority
Revenue (Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,157,630
Capital Trust Agency, Florida Revenue (Million Air One)
7.75% 1/1/41 (AMT)	1,700,000	1,914,285
Cass County, Texas Industrial Development Corporation
Environmental Improvement Revenue (International
Paper Co. Project) Series A 6.00% 9/1/25 (AMT)	1,000,000	1,003,650
Central Plains Energy Project, Nebraska Gas
Project Revenue Project #3 5.00% 9/1/42	2,000,000	2,185,880
Cloquet, Minnesota Pollution Control Revenue
(Potlatch Corp. Project) 5.90% 10/1/26	1,605,000	1,611,484
Columbus County, North Carolina Industrial Facilities &
Pollution Control Financing (International Paper Co.
Project) Series A 5.70% 5/1/34	1,000,000	1,129,670
De Soto Parish, Louisiana Environmental Improvement
Revenue (International Paper Co. Project)
Series A 6.35% 2/1/25 (AMT)	1,650,000	1,656,716
Delaware State Economic Development Authority
Revenue Exempt Facilities (Indian River Power)
5.375% 10/1/45	1,600,000	1,713,552
Golden State, California Tobacco Securitization Corporate
Settlement Revenue Refunding
5.00% 6/1/45 (AMBAC)	1,000,000	1,044,760
Asset-Backed Senior Notes Series A-1 5.75% 6/1/47	10,510,000	9,854,280
Houston, Texas Airport System Revenue
(Continental Airlines) Series A 6.625% 7/15/38	2,000,000	2,237,580

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23	$2,010,000	$2,429,326
6.00% 6/1/28	1,455,000	1,744,443
6.25% 6/1/24	2,635,000	2,947,854
Indiana State Finance Authority Environmental Revenue
(U.S. Steel Corp. Project) 6.00% 12/1/26	935,000	994,167
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue (Westlake
Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	3,552,210
Love Field Airport Modernization Corporation, Texas
Special Facilities Revenue (Southwest Airlines Co.
Project) 5.25% 11/1/40	2,000,000	2,196,960
Maryland Economic Development Corporation Facilities
Revenue (CNX Marine Terminals Inc.) 5.75% 9/1/25	3,825,000	4,273,826
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed Series A 6.00% 6/1/48	555,000	512,420
M-S-R Energy Authority, California Gas Revenue
Series B 6.125% 11/1/29	1,500,000	1,920,510
Series C 6.50% 11/1/39	2,185,000	3,079,867
New Jersey Economic Development Authority Special
Facility Revenue (Continental Airlines Inc. Project)
5.25% 9/15/29 (AMT)	4,000,000	4,079,480
5.75% 9/15/27 (AMT)	2,000,000	2,060,640
New York City, New York Industrial Development Agency
Special Facilities Revenue
(American Airlines - JFK International Airport)
7.50% 8/1/16 (AMT)	200,000	212,730
•7.75% 8/1/31 (AMT)	1,000,000	1,138,600
(JetBlue Airways Corp. Project) 5.125% 5/15/30 (AMT)	1,000,000	985,870
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	4,875,000	5,828,453
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	1,000,000	1,153,000
Class 3 6.375% 7/15/49	2,500,000	2,979,800
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Allegheny Energy Supply Co.) 7.00% 7/15/39	1,175,000	1,408,285

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development
Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	$2,000,000	$2,017,740
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/32	1,450,000	1,681,362
5.25% 12/1/27	3,285,000	3,923,435
5.50% 12/1/29	765,000	936,972
• St. Charles Parish, Louisiana Revenue
(Valero Energy Corp. Project) 4.00% 12/1/40	1,635,000	1,805,220
St. John Baptist Parish, Louisiana Revenue
(Marathon Oil Corp.) Series A 5.125% 6/1/37	1,900,000	2,031,936
Sweetwater County, Wyoming Solid Waste Disposal
Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	1,000,000	1,091,040
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	5,830,000	5,744,138
Toledo, Lucas County, Ohio Port Authority Development
Revenue (Toledo Express Airport Project)
Series C 6.375% 11/15/32 (AMT)	1,000,000	1,036,600
TSASC, New York Revenue (Asset-Backed)
Series 1 5.125% 6/1/42	485,000	423,167
		116,774,212
Education Revenue Bonds – 17.42%
Allegheny County, Pennsylvania Higher Education
Building Authority Revenue (Carnegie Mellon
University Project) Series A 5.00% 3/1/24	1,000,000	1,236,610
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,129,810
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45	1,250,000	1,394,388
Buffalo & Erie County, New York Industrial Land
Development Corporation Revenue
(Medaille College Project) 5.25% 4/1/35	1,885,000	1,952,295
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31	1,000,000	1,184,400
(Partnership Uplift Community Project)
Series A 5.25% 8/1/42	1,000,000	1,023,090
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,300,625
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,815,960

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority (New Designs Charter
School) Series A 5.50% 6/1/42	$1,750,000	$1,795,798
California Statewide Communities Development Authority
Charter School Revenue (Green Dot Public Schools)
Series A 7.25% 8/1/41	1,915,000	2,247,770
California Statewide Communities Development Authority
Revenue (California Baptist University Project)
7.50% 11/1/41	1,000,000	1,255,180
Series A 5.50% 11/1/38	1,000,000	1,073,280
California Statewide Communities Development Authority
School Facility Revenue (Aspire Public Schools Project)
6.00% 7/1/40	1,000,000	1,065,660
Chattanooga, Tennessee Health Educational & Housing
Facilities Board Revenue (CDFI Phase I, LLC Project)
Series A 5.125% 10/1/35	1,000,000	1,026,410
Subordinate Series B 6.00% 10/1/35	1,500,000	1,577,250
Clifton, Texas Higher Education Finance
Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41	1,000,000	1,136,120
(Uplift Education) Series A 6.25% 12/1/45	1,000,000	1,175,710
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties)
5.00% 10/1/35	2,500,000	2,674,824
Gainesville, Georgia Redevelopment Authority Educational
Facilities Revenue (Riverside Military Academy Project)
5.125% 3/1/37	4,800,000	4,759,407
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	1,105,660
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,169,970
Illinois Finance Authority Revenue (Lake Forest College)
Series A 6.00% 10/1/48	1,000,000	1,111,480
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,207,250
Indiana State Finance Authority Revenue Educational
Facilities (Drexel Foundation - Thea Bowman Academy
Charter School) Series A 7.00% 10/1/39	1,000,000	1,083,650

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Iowa Higher Education Loan Authority Revenue
(Private College Facilities)
5.00% 10/1/38	$2,000,000	$2,129,160
6.00% 9/1/39	2,145,000	2,416,878
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation)
8.00% 12/15/41	1,500,000	1,691,610
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	1,345,000	1,451,188
Maryland State Economic Development Corporation
Student Housing Revenue (University of Maryland
College Park Projects) 5.75% 6/1/33	1,130,000	1,237,158
Maryland State Health & Higher Educational
Facilities Authority Revenue
(Patterson Park Public Charter School)
Series A 6.125% 7/1/45	1,000,000	1,088,140
@(Washington Christian Academy Project)
Series A 5.50% 7/1/38	1,170,000	467,883
Massachusetts Health & Educational Facilities Authority
Revenue (Springfield College) 5.625% 10/15/40	1,000,000	1,097,130
Massachusetts State Development Finance Agency Revenue
(Harvard University) Series B-1 5.00% 10/15/20	1,510,000	1,916,719
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy)
(Old Redford) Series A 6.50% 12/1/40	900,000	931,428
(University Learning) 7.50% 11/1/40	1,000,000	1,154,580
(Voyageur) 8.00% 7/15/41	1,250,000	1,331,350
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	1,031,273
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	1,000,000	1,048,080
New Castle County, Delaware Revenue
(Newark Charter School Inc. Project) 5.00% 9/1/36	500,000	503,995
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair) 5.875% 6/1/42	1,500,000	1,704,885
New Jersey State Educational Facilities Authority Revenue
(Rider University) Series A 5.00% 7/1/37	800,000	876,128
(University of Medicine & Dentistry)
Series B 7.50% 12/1/32	1,000,000	1,252,040

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New Jersey State Higher Education Student Assistance
Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	$1,250,000	$1,320,700
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,280,978
Oregon State Facilities Authority Revenue
(College Housing Northwest Project)
Series A 5.45% 10/1/32	1,000,000	1,002,950
#(Concordia University Project) Series A 144A
6.125% 9/1/30	1,000,000	1,091,260
6.375% 9/1/40	500,000	551,805
Pennsylvania State Higher Educational Facilities
Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30	1,300,000	1,458,938
(Edinboro University Student Housing) 6.00% 7/1/42	1,000,000	1,101,330
•(Foundation Indiana University)
Series A 0.856% 7/1/39 (SGI)	2,400,000	1,800,768
Philadelphia, Pennsylvania Authority for Industrial
Development Revenue
(Discovery Charter School Project)
5.875% 4/1/32	450,000	489,776
6.25% 4/1/37	500,000	555,215
(First Philadelphia Charter Project)
Series A 5.75% 8/15/32	745,000	764,698
(Global Leadership Academy Project)
6.375% 11/15/40	1,000,000	1,090,030
(Green Woods Charter School Project)
Series A 5.75% 6/15/42	1,600,000	1,624,000
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,104,330
Philadelphia, Pennsylvania Redevelopment Authority
Revenue (Beech Student Housing Complex Project)
Series A 5.50% 7/1/35 (ACA)	1,500,000	1,480,890
Phoenix, Arizona Industrial Development
Authority Revenue
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,018,250
5.625% 9/1/42	600,000	612,618
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,180,020

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority
Revenue (Edkey Charter Schools Project) 6.00% 7/1/43	$2,000,000	$2,007,160
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,106,987
Provo, Utah Charter School Revenue (Freedom Academy
Foundation Project) 5.50% 6/15/37	910,000	899,107
Puerto Rico Industrial Tourist Educational Medical &
Environmental Central Facilities Financing Authority
(Sacred Heart University) 5.00% 10/1/42	750,000	762,540
San Juan, Texas Higher Education Finance Authority
Education Revenue (Idea Public Schools)
Series A 6.70% 8/15/40	2,000,000	2,373,819
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,406,152
Wisconsin Public Finance Authority Revenue
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,080,260
Wyoming Community Development Authority Student
Housing Revenue (CHF-Wyoming LLC)
6.50% 7/1/43	1,000,000	1,143,880
Yonkers, New York Economic Development Corporation
Education Revenue (Charter School Educational
Excellence) 6.25% 10/15/40	595,000	629,290
		93,769,973
Electric Revenue Bond – 1.23%
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42	6,670,000	6,603,700
		6,603,700
Healthcare Revenue Bonds – 25.74%
Abag, California Finance Authority for Nonprofit Corporations
Refunding (Episcopal Senior Communities)
6.125% 7/1/41	1,650,000	1,921,310
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	2,500,000	3,036,775
Apple Valley, Minnesota Economic Development Authority
Health Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	1,000,000	1,028,800

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bexar County, Texas Health Facilities Development
Corporation Revenue (Army Retirement
Residence Project) 5.875% 7/1/30	$1,000,000	$1,162,030
Brevard County, Florida Health Facilities Authority Health
Care Facilities Revenue (Heath First Inc. Project)
7.00% 4/1/39	1,000,000	1,233,370
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
7.125% 7/1/29	900,000	1,134,540
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40	1,000,000	1,107,310
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	575,275
(Terraces at San Joaquin Garden)
Series A 6.00% 10/1/47	1,250,000	1,354,163
Chesterfield County, Virginia Economic Development
Authority Revenue (1st Mortgage - Brandermill
Woods Project) 5.125% 1/1/43	2,500,000	2,532,275
Cleveland - Cuyahoga County, Ohio Port Authority
Revenue Senior Housing (St. Clarence - Geac)
Series A 6.25% 5/1/38	1,000,000	1,000,670
Colorado Health Facilities Authority Revenue
(Christian Living Community Project)
Series A 5.75% 1/1/37	1,990,000	2,126,653
Cumberland County, Pennsylvania Municipal
Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,642,576
(Diakon Lutheran Ministries Project)
5.00% 1/1/36	1,000,000	1,034,510
6.375% 1/1/39	1,000,000	1,121,460
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	2,250,000	2,408,625
East Rochester, New York Housing Authority Revenue
Refunding (Senior Living - Woodland Village Project)
5.50% 8/1/33	1,200,000	1,213,956

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hanover County, Virginia Economic Development
Authority Residential Care Revenue
(Covenant Woods) Series A 5.00% 7/1/42	$2,000,000	$2,007,280
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,380,325
Hawaii State Department of Budget & Finance Special
Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44	1,000,000	1,205,980
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,084,230
Illinois Finance Authority Revenue
(Admiral at Lake Project) 8.00% 5/15/46	1,500,000	1,789,605
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,769,638
(Provena Health) Series A 7.75% 8/15/34	1,000,000	1,285,620
(Silver Cross & Medical Centers) 7.00% 8/15/44	1,000,000	1,191,640
Illinois Health Facilities Authority Revenue (Elmhurst
Memorial Healthcare Project) 5.625% 1/1/28	1,000,000	1,003,480
Illinois State Finance Authority Revenue (Franciscan
Communities Inc.) Series A 5.125% 5/15/43	1,250,000	1,286,475
Indiana Finance Authority Hospital Revenue (King’s
Daughters Hospital & Health) 5.50% 8/15/45	1,000,000	1,089,890
Indiana Finance Authority Revenue (Marquette Project)
5.00% 3/1/39	1,400,000	1,462,440
Iowa Finance Authority Revenue (Sunrise Retirement
Community) 5.75% 9/1/43	2,500,000	2,516,350
Kentucky Economic Development Finance Authority
Hospital Revenue (Owensboro Medical Health System)
Series A 6.50% 3/1/45	1,000,000	1,204,630
Kentwood, Michigan Economic Development Corporation
Revenue (Limited Obligation - Holland Home)
5.625% 11/15/41	1,250,000	1,310,313
Koyukuk, Alaska Revenue (Tanana Chiefs Conference
Health Care Facility Project) 7.75% 10/1/41	1,750,000	1,989,960
Lake County, Florida Individual Development Revenue
(Cranes View Lodge Project) Series A 7.125% 11/1/42	3,000,000	3,012,180
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project) Series A 6.375% 7/1/30	725,000	781,035
Lebanon County, Pennsylvania Health Facilities Authority
Center Revenue (Pleasant View Retirement)
Series A 5.30% 12/15/26	1,000,000	1,014,040

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37	$1,705,000	$2,045,062
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities)
5.50% 8/15/30	1,000,000	1,110,200
Lucas County, Ohio Refunding & Improvement
(Lutheran Homes) Series A 7.00% 11/1/45	3,000,000	3,394,620
Maine Health & Higher Educational Facilities
Authority Revenue
(Eastern Maine Medical Center Obligation Group)
5.00% 7/1/43	1,000,000	1,095,950
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	2,062,984
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center)
5.50% 11/15/42	1,000,000	1,110,550
Maryland State Health & Higher Educational Facilities
Authority Revenue (Doctors Community Hospital)
5.75% 7/1/38	1,500,000	1,687,305
Michigan State Strategic Fund Limited Refunding
Revenue (Evangelical Homes) 5.50% 6/1/47	2,750,000	2,771,560
Missouri State Health & Educational Facilities Authority
Revenue (Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,126,340
Montgomery County, Pennsylvania Industrial Development
Authority Revenue (Meeting - Whitemarsh Continuing
Care) 6.25% 2/1/35	2,500,000	2,542,100
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,566,700
New Jersey Health Care Facilities Financing
Authority Revenue
(Barnabas Health Services) Series A
4.00% 7/1/26	1,250,000	1,349,550
5.00% 7/1/25	315,000	370,897
(St. Josephs Healthcare System) 6.625% 7/1/38	860,000	995,519
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	3,182,706
(Trinitas Hospital Obligation Group)
Series A 5.25% 7/1/30	1,240,000	1,319,186
New York State Dormitory Authority Revenue Non State
Supported Debt (Orange Regional Medical Center)
6.25% 12/1/37	2,500,000	2,766,950

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
North Carolina Medical Care Commission Health Care
Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	$1,520,000	$1,617,903
(First Mortgage - Presbyterian Homes) 5.60% 10/1/36	1,000,000	1,026,220
Northampton County, Pennsylvania Industrial Development
Authority Revenue (Morningstar Senior Living)
5.00% 7/1/36	1,000,000	1,029,270
Oklahoma County, Oklahoma Finance Authority Revenue
(Epworth Villa Project) Series A 5.125% 4/1/42	2,850,000	2,925,497
Onondaga, New York Civic Development Revenue
(St. Joseph Hospital Health Center)
4.50% 7/1/32	1,000,000	989,750
5.00% 7/1/42	5,945,000	6,248,342
Orange County, New York Funding Corporation Assisted
Living Residence Revenue 6.50% 1/1/46	4,000,000	4,005,319
Oregon State Health & Science University
Series E 4.00% 7/1/29	1,315,000	1,408,654
Pennsylvania Economic Development Financing Authority
Health System Revenue (Albert Einstein Healthcare)
Series A 6.25% 10/15/23	1,100,000	1,299,749
Philadelphia, Pennsylvania Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System) Series A
5.50% 7/1/30	2,000,000	2,139,760
5.625% 7/1/42	1,000,000	1,105,040
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/42	2,750,000	2,971,898
San Buenaventura, California Revenue (Community
Memorial Health Systems) 7.50% 12/1/41	2,475,000	3,026,430
South Carolina Jobs - Economic Development Authority
Hospital Revenue (Palmetto Health)
5.75% 8/1/39	915,000	1,026,639
St. Johns County, Florida Industrial Development
Authority Revenue (Presbyterian Retirement)
Series A 5.875% 8/1/40	1,000,000	1,119,730
St. Louis Park, Minnesota Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	500,000	566,345

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul, Minnesota Housing & Redevelopment Authority
Hospital Revenue (Health East Project) 6.00% 11/15/30	$2,000,000	$2,164,680
Suffolk County, New York Economic Development
Corporation Revenue (Peconic Landing Southland)
6.00% 12/1/40	575,000	640,665
Tempe, Arizona Industrial Development Authority
Revenue (Friendship Village)
Series A 6.25% 12/1/46	500,000	541,815
Travis County, Texas Health Facilities Development
Corporation Revenue (Westminister Manor Project)
7.125% 11/1/40	1,000,000	1,191,220
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,163,833
Washington State Health Care Facilities
Authority Revenue
(Kadlec Regional Medical Center) 5.00% 12/1/42	3,000,000	3,146,130
(Multicare Health System)
Series B 6.00% 8/15/39 (ASSURED GTY)	1,250,000	1,459,963
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	270,000	281,524
5.75% 11/1/39	600,000	631,902
6.00% 5/1/47	920,000	977,868
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group)
9.125% 10/1/41	3,000,000	3,848,189
Winchester, Virginia Industrial Development Authority
Residential Care Facility Revenue
(Westminster-Canterbury Project)
Series A 5.30% 1/1/35	1,000,000	1,019,150
Wisconsin Health & Educational Facilities Authority
Revenue (Sauk-Prairie Memorial Hospital Inc.)
Series A 5.125% 2/1/38	3,460,000	3,467,853
Yavapai County, Arizona Industrial Development
Authority Hospital Revenue (Yavapai Medical Center)
Series A 6.00% 8/1/33	1,000,000	1,020,730
		138,579,656

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 0.91%
California Municipal Finance Authority Mobile Home Park
Revenue (Senior - Caritas Projects) Series A
5.50% 8/15/47	$1,500,000	$1,601,430
6.40% 8/15/45	1,830,000	2,025,114
Independent Cities, California Finance Authority Revenue
Refunding (Sahar Mobile Home Park)
Series A 5.00% 6/15/47	1,250,000	1,280,263
		4,906,807
Lease Revenue Bonds – 6.75%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and
Northern Nevada Project) Series A
6.625% 1/1/32	500,000	530,655
6.875% 1/1/42	1,500,000	1,596,285
Capital Trust Agency, Florida Revenue
(Air Cargo - Aero Miami) Series A 5.35% 7/1/29	980,000	1,045,219
District of Columbia Revenue (Center of Strategic &
International Studies) 6.625% 3/1/41	2,235,000	2,442,967
Hudson, New York Yards Infrastructure Corporation
Revenue Series A 5.75% 2/15/47	2,500,000	2,980,275
New Jersey Economic Development Authority Revenue
(School Facilities Construction)
Series NN 5.00% 3/1/29	2,500,000	2,933,050
(UMM Energy Partners) Series A
5.00% 6/15/37 (AMT)	560,000	602,190
5.125% 6/15/43 (AMT)	500,000	538,455
New York City, New York Industrial Development Agency
Revenue (Pilot - Queens Baseball Stadium)
5.00% 1/1/46 (AMBAC)	1,000,000	1,022,360
New York State Liberty Development Corporation Liberty
Revenue (World Trade Center Project)
5.75% 11/15/51	7,485,000	8,885,369
Class 3 5.00% 3/15/44	1,400,000	1,515,878
Public Finance Authority, Wisconsin Airport Facilities
Revenue (Senior Obligation Group)
5.00% 7/1/42 (AMT)	4,000,000	4,156,800
Puerto Rico Public Buildings Authority Revenue
(Government Facilities) Series U 5.25% 7/1/42	5,000,000	5,008,800

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Finance Corporation Revenue
(Commonwealth Appropriation)
Series B 5.50% 8/1/31	$1,880,000	$1,914,141
Wise County, Texas (Parker County Junior College District)
8.00% 8/15/34	1,000,000	1,201,120
		36,373,564
§Pre-Refunded/Escrowed to Maturity Bonds – 0.67%
Capital Trust Agency, Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32-14 (AMT)	550,000	577,550
Missouri State Development Finance Board Infrastructure
Facilities Revenue (Branson Landing Project)
Series A 5.50% 12/1/24-14	720,000	767,059
New Jersey State Economic Development Authority
Revenue (Cigarette Tax) 5.75% 6/15/34-14	965,000	1,034,441
Oklahoma City, Oklahoma Industrial & Cultural Facilities
Subordinated (Air Cargo - Obligated Group)
6.75% 1/1/23-14 (AMT)	1,160,000	1,226,584
		3,605,634
Resource Recovery Revenue Bond – 0.20%
Mission Economic Development, Dallas, Texas Clean
Energy Revenue (McCommas) 6.875% 12/1/24 (AMT)	1,000,000	1,075,320
		1,075,320
Special Tax Revenue Bonds – 10.90%
Allentown, Pennsylvania Neighborhood Improvement
Zone Development Authority Revenue
Series A 5.00% 5/1/42	1,500,000	1,608,210
Anne Arundel County, Maryland Special Obligation
Revenue (National Business Park - North Project)
6.10% 7/1/40	1,725,000	1,885,287
Baltimore, Maryland Convention Center Hotel Revenue
Subordinated Series B 5.875% 9/1/39	1,000,000	1,030,420
Bonita Canyon, California Public Facilities Financing Authority
Revenue (Community Facilities District #98-1)
5.00% 9/1/28	700,000	724,353

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Brooklyn Arena Local Development Corporation, New York
Pilot Revenue (Barclays Center Project)
6.25% 7/15/40	$5,500,000	$6,607,370
6.50% 7/15/30	1,175,000	1,446,143
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	6,220,000	6,631,203
Dutchess County, New York Local Development Corporation
Revenue (Anderson Center Services Inc. Project)
6.00% 10/1/30	2,000,000	2,129,500
@ Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36	1,000,000	585,870
Henderson, Nevada Local Improvement Districts #T-18
5.30% 9/1/35	650,000	507,787
Lancaster, California Redevelopment Agency Tax Allocation
Revenue (Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	575,645
Louisiana Stadium & Exposition District Revenue (Senior)
Series A 5.00% 7/1/36	1,200,000	1,368,984
Mosaic, Virginia District Community Development
Authority Revenue Series A 6.875% 3/1/36	1,500,000	1,743,900
Nampa Development Corporation, Idaho Revenue
5.90% 3/1/30	2,000,000	2,171,080
New Jersey Economic Development Authority Revenue
5.00% 6/15/25	2,500,000	2,880,375
Series II 5.00% 3/1/26	2,500,000	2,966,300
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program)
Series AA 5.00% 6/15/21	2,000,000	2,429,620
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,054,540
(Yankee Stadium) 7.00% 3/1/49 (ASSURED GTY)	1,000,000	1,239,330
(YMCA of Greater New York Project) 5.00% 8/1/36	3,000,000	3,136,590
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36	1,000,000	1,125,410

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Overland Park, Kansas Special Obligation Revenue
(Prairiefire-Lionsgate Project) 6.00% 12/15/32	$3,000,000	$2,999,670
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue
Ω(Capital Appreciation) Series A 6.75% 8/1/32	730,000	773,807
First Subordinate Series A 5.75% 8/1/37	800,000	865,656
First Subordinate Series C 5.50% 8/1/40	3,000,000	3,211,890
Richmond Heights, Missouri Tax Increment & Transaction
Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project)
5.625% 11/1/25	1,200,000	1,200,684
Roseville Westpark, California Community Facilities
District #1 (Special Tax Public Facilities)
5.25% 9/1/37	600,000	605,538
San Mateo, California Special Tax Revenue (Community
Facilities District #2008-1 Bay Meadows) 6.00% 9/1/42	705,000	774,626
@ St. Joseph, Missouri Industrial Development
Authority Tax Increment Revenue
(Shoppes at North Village Project) Series A
5.375% 11/1/24	1,000,000	1,005,560
5.50% 11/1/27	500,000	502,175
St. Louis, Missouri Industrial Development Authority Tax
Increment Revenue Improvement (Grand Center
Redevelopment Project) 6.375% 12/1/25	1,200,000	1,289,256
Winter Garden Village at Fowler Groves Community
Development District, Florida Special Assessment
Revenue 5.65% 5/1/37	925,000	961,353
^ Wyandotte County, Kansas City, Kansas Unified Government
Special Obligation Revenue (Capital Appreciation – Sales
Tax Subordinate Lien) 6.07% 6/1/21	990,000	659,439
		58,697,571
State General Obligation Bonds – 5.52%
Pennsylvania Commonwealth First Series 5.00% 6/1/22	3,000,000	3,819,630
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/16	1,610,000	1,719,544
5.50% 7/1/18 (NATL-RE)	1,431,068	1,411,350
5.50% 7/1/39	3,603,858	3,590,965
5.75% 7/1/41	2,000,000	2,107,420

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of Connecticut Series C 5.00% 6/1/20	$6,500,000	$8,127,045
State of Minnesota (Trunk Highway)
Series B 5.00% 8/1/21	5,000,000	6,386,001
State of New York Series A 5.25% 2/15/24	2,000,000	2,535,760
		29,697,715
Transportation Revenue Bonds – 5.98%
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	1,890,000	2,204,420
Subordinate Lien 6.75% 1/1/41	1,000,000	1,170,260
Delaware Transportation Authority Revenue Senior
5.00% 7/1/22	2,000,000	2,554,920
Houston, Texas Airport System Revenue Refunding
Subordinate Lien Series A 5.00% 7/1/25 (AMT)	1,000,000	1,148,980
Maryland Economic Development Revenue
(Transportation Facilities Project)
Series A 5.75% 6/1/35	1,400,000	1,598,352
Metropolitan Transportation Authority
Series F 5.00% 11/15/27	3,000,000	3,551,640
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	1,970,000	2,340,242
Regional Transportation District, Colorado Private Activity
Revenue (Denver Transit Partners)
6.00% 1/15/41	1,000,000	1,165,220
Sacramento County, California Airport System Revenue
(PFC/Grant) Series C 6.00% 7/1/41	1,000,000	1,185,220
St. Louis, Missouri Airport Revenue (Lambert-St. Louis
International) Series A-1 6.625% 7/1/34	1,090,000	1,303,030
Texas Private Activity Bond Surface Transportation
Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	8,512,490
7.50% 6/30/33	500,000	631,385
(Mobility Partners) 6.875% 12/31/39	4,055,000	4,848,036
		32,214,195

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 0.34%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue (Senior Lien) Series A 6.00% 7/1/47	$1,730,000	$1,809,736
		1,809,736
Total Municipal Bonds (cost $485,623,967)		524,108,083

Short-Term Investments – 2.35%
¤Variable Rate Demand Notes – 2.35%
Aurora, Colorado Hospital Revenue
(Children’s Hospital Association Project)
Series B 0.10% 12/1/36 (LOC – U.S. Bank)	500,000	500,000
California Statewide Communities Development Authority
Revenue (John Muir Health)
Series C 0.08% 8/15/27 (LOC – Wells Fargo Bank)	500,000	500,000
Charlotte-Mecklenburg, North Carolina Hospital
Authority Health Care System Revenue (Carolinas)
Series H 0.09% 1/15/45 (LOC – Wells Fargo Bank)	2,000,000	2,000,000
Colorado State Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series D-1 0.11% 7/1/36 (LOC – JPMorgan Chase Bank)	2,600,000	2,600,000
Lancaster County, Pennsylvania Hospital Authority
Revenue (Masonic Homes Project)
Series D 0.10% 7/1/34 (LOC – JPMorgan Chase Bank)	2,000,000	2,000,000
New York City, New York
Subseries A-7 0.11% 8/1/20
(LOC – JPMorgan Chase Bank)	400,000	400,000
Subseries E5 0.11% 8/1/15
(LOC – JPMorgan Chase Bank)	300,000	300,000
Subseries G-4 0.10% 4/1/42 (LOC – PNC Bank)	750,000	750,000
New York City, New York Industrial Development Agency
Civic Facility Revenue (American Civil Project)
0.11% 6/1/35 (LOC – JPMorgan Chase Bank)	1,250,000	1,250,000
Valdez, Alaska Marine Terminal Revenue
(Exxon Pipeline Co. Project) Series B 0.10% 12/1/33	1,000,000	1,000,000

Statements of net assets
Delaware National High-Yield Municipal Bond Fund

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Notes (continued)
Virginia Small Business Financing Authority Hospital
Revenue (Carilion Clinic Obligation)
Series B 0.11% 7/1/42 (LOC – PNC Bank)	$500,000	$500,000
West Virginia State Hospital Finance Authority Revenue
(West Virginia United Health System)
Series B 0.11% 6/1/41 (LOC – JPMorgan Chase Bank)	850,000	850,000
Total Short-Term Investments (cost $12,650,000)		12,650,000

Total Value of Securities – 99.70%
(cost $498,273,967)		536,758,083
Receivables and Other Assets
Net of Liabilities – 0.30%		1,625,481
Net Assets Applicable to 48,894,028
Shares Outstanding – 100.00%		$538,383,564

Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class A ($269,171,651 / 24,537,559 Shares)		$10.97
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class B ($704,792 / 64,132 Shares)		$10.99
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Class C ($87,222,140 / 7,918,298 Shares)		$11.02
Net Asset Value – Delaware National High-Yield Municipal Bond Fund
Institutional Class ($181,284,981 / 16,374,039 Shares)		$11.07

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$500,559,579
Distributions in excess of net investment income		(4,102)
Accumulated net realized loss on investments		(656,029)
Net unrealized appreciation of investments		38,484,116
Total net assets		$538,383,564

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $2,561,488, which represented 0.48% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2013, the aggregate value of Rule 144A securities was $1,643,065, which represented 0.31% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
CDFI — Community Development Financial Institutions
LOC — Letter of Credit
SGI — Insured by Syncora Guarantee Inc.

Net Asset Value and Offering Price Per Share –
Delaware National High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.97
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.49

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six Months Ended February 28, 2013 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$15,105,161	$15,594,035	$11,908,015

Expenses:
Management fees	1,788,822	2,156,614	1,316,013
Distribution expenses – Class A	884,589	680,877	306,461
Distribution expenses – Class B	7,278	298	3,615
Distribution expenses – Class C	195,010	385,780	390,407
Dividend disbursing and transfer
agent fees and expenses	223,310	412,127	177,436
Accounting and administration expenses	129,297	171,237	93,047
Registration fees	36,502	44,517	46,890
Legal fees	27,561	33,236	15,771
Reports and statements to shareholders	18,567	27,521	13,017
Trustees’ fees	14,991	19,869	10,991
Audit and tax	13,733	19,783	10,392
Pricing fees	8,839	13,789	13,427
Custodian fees	6,264	8,290	5,298
Insurance fees	6,188	7,891	2,752
Due and services	4,904	5,340	3,630
Consulting fees	3,595	4,854	2,541
Trustees’ expenses	1,381	1,824	921
	3,370,831	3,993,847	2,412,609
Less expenses absorbed or waived	(417,504)	(278,448)	(276,365)
Less waived distribution expenses – Class A	(145,625)	(340,439)	—
Less expenses paid indirectly	(473)	(543)	(187)
Total operating expenses	2,807,229	3,374,417	2,136,057
Net Investment Income	12,297,932	12,219,618	9,771,958

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	$5,991,293	$4,075,022	$2,779,665
Net change in unrealized appreciation
(depreciation) of investments	2,122,851	(261,079)	6,350,016
Net Realized and Unrealized Gain	8,114,144	3,813,943	9,129,681

Net Increase in Net Assets
Resulting from Operations	$20,412,076	$16,033,561	$18,901,639

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$12,297,932	$26,112,758
Net realized gain	5,991,293	12,593,089
Net change in unrealized appreciation (depreciation)	2,122,851	39,892,342
Net increase in net assets resulting from operations	20,412,076	78,598,189

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(11,346,518)	(24,318,829)
Class B	(21,899)	(71,571)
Class C	(582,756)	(1,113,082)
Institutional Class	(408,758)	(547,276)

Net realized gain:
Class A	(3,943,079)	—
Class B	(9,579)	—
Class C	(252,231)	—
Institutional Class	(129,212)	—
	(16,694,032)	(26,050,758)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,375,891	24,908,312
Class B	—	29,617
Class C	6,543,593	6,942,209
Institutional Class	8,094,880	13,146,308

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	12,148,350	13,911,049
Class B	21,289	48,104
Class C	655,899	837,082
Institutional Class	403,541	353,695
	57,243,443	60,176,376

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,293,312)	$(72,229,853)
Class B	(495,398)	(1,107,287)
Class C	(2,925,878)	(4,210,929)
Institutional Class	(2,425,018)	(5,557,588)
	(44,139,606)	(83,105,657)
Increase (decrease) in net assets derived from
capital share transactions	13,103,837	(22,929,281)
Net Increase in Net Assets	16,821,881	29,618,150

Net Assets:
Beginning of period	661,269,270	631,651,120
End of period	$678,091,151	$661,269,270

Undistributed net investment income	$66,896	$128,895

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free USA Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,219,618	$24,892,898
Net realized gain	4,075,022	8,549,846
Net change in unrealized appreciation (depreciation)	(261,079)	29,502,702
Net increase in net assets resulting from operations	16,033,561	62,945,446

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,325,639)	(13,653,725)
Class B	(578)	(3,093)
Class C	(746,042)	(1,448,064)
Institutional Class	(5,147,345)	(9,787,989)
	(12,219,604)	(24,892,871)

Capital Share Transactions:
Proceeds from shares sold:
Class A	65,895,994	110,940,228
Class B	—	2,352
Class C	10,438,670	21,316,081
Institutional Class	89,852,627	121,081,688

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	5,638,326	10,732,723
Class B	577	2,048
Class C	605,117	1,183,202
Institutional Class	2,605,089	5,274,687
	175,036,400	270,533,009

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(91,052,649)	$(122,640,858)
Class B	(14,282)	(194,373)
Class C	(7,929,112)	(10,083,689)
Institutional Class	(54,842,660)	(88,824,807)
	(153,838,703)	(221,743,727)
Increase in net assets derived from
capital share transactions	21,197,697	48,789,282
Net Increase in Net Assets	25,011,654	86,841,857

Net Assets:
Beginning of period	873,525,311	786,683,454
End of period	$898,536,965	$873,525,311

Undistributed net investment income	$16,249	$16,235

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware National High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$9,771,958	$14,231,167
Net realized gain	2,779,665	119,419
Net change in unrealized appreciation (depreciation)	6,350,016	32,901,643
Net increase in net assets resulting from operations	18,901,639	47,252,229

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,078,785)	(8,090,016)
Class B	(12,312)	(31,314)
Class C	(1,324,413)	(2,143,223)
Institutional Class	(3,352,095)	(3,879,322)
	(9,767,605)	(14,143,875)

Capital Share Transactions:
Proceeds from shares sold:
Class A	81,493,968	98,235,878
Class B	246	24,627
Class C	22,679,376	28,063,476
Institutional Class	104,156,749	94,846,876

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,323,129	6,404,305
Class B	9,084	19,983
Class C	1,094,426	1,761,167
Institutional Class	1,743,404	1,594,690
	215,500,382	230,951,002

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(50,317,709)	$(35,115,726)
Class B	(94,277)	(121,264)
Class C	(7,713,389)	(10,532,464)
Institutional Class	(53,024,373)	(23,649,060)
	(111,149,748)	(69,418,514)
Increase in net assets derived from
capital share transactions	104,350,634	161,532,488
Net Increase in Net Assets	113,484,668	194,640,842

Net Assets:
Beginning of period	424,898,896	230,258,054
End of period	$538,383,564	$424,898,896

Undistributed (distributions in excess of)
net investment income	$(4,102)	$26,897

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.260	$11.300	$11.630	$10.890	$10.970	$11.230

0.229	0.484	0.503	0.522	0.479	0.462
0.151	0.959	(0.330)	0.740	(0.081)	(0.260)
0.380	1.443	0.173	1.262	0.398	0.202

(0.230)	(0.483)	(0.503)	(0.522)	(0.478)	(0.462)
(0.080)	—	—	—	—	—
(0.310)	(0.483)	(0.503)	(0.522)	(0.478)	(0.462)

$12.330	$12.260	$11.300	$11.630	$10.890	$10.970

3.11%	13.01%	1.65%	11.85%	3.91%	1.82%

$611,065	$604,415	$589,175	$581,931	$536,420	$510,822
0.80%	0.80%	0.80%	0.80%	0.84%	0.85%

0.98%	0.93%	0.94%	0.95%	0.97%	0.94%
3.73%	4.11%	4.52%	4.64%	4.60%	4.13%

3.55%	3.98%	4.38%	4.49%	4.47%	4.04%
17%	52%	49%	32%	66%	28%

Financial highlights
Delaware Tax-Free USA Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.260	$11.290	$11.620	$10.880	$10.960	$11.230

0.182	0.395	0.418	0.437	0.399	0.378
0.151	0.969	(0.330)	0.740	(0.080)	(0.270)
0.333	1.364	0.088	1.177	0.319	0.108

(0.183)	(0.394)	(0.418)	(0.437)	(0.399)	(0.378)
(0.080)	—	—	—	—	—
(0.263)	(0.394)	(0.418)	(0.437)	(0.399)	(0.378)

$12.330	$12.260	$11.290	$11.620	$10.880	$10.960

2.73%	12.27%	0.89%	11.01%	3.13%	0.96%

$1,359	$1,827	$2,682	$5,373	$8,168	$11,812
1.56%	1.56%	1.56%	1.56%	1.60%	1.61%

1.69%	1.69%	1.70%	1.71%	1.73%	1.70%
2.98%	3.35%	3.76%	3.88%	3.84%	3.37%

2.85%	3.22%	3.62%	3.73%	3.71%	3.28%
17%	52%	49%	32%	66%	28%

Financial highlights
Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.270	$11.300	$11.630	$10.890	$10.970	$11.230

0.183	0.395	0.419	0.437	0.399	0.377
0.151	0.969	(0.330)	0.740	(0.080)	(0.260)
0.334	1.364	0.089	1.177	0.319	0.117

(0.184)	(0.394)	(0.419)	(0.437)	(0.399)	(0.377)
(0.080)	—	—	—	—	—
(0.264)	(0.394)	(0.419)	(0.437)	(0.399)	(0.377)

$12.340	$12.270	$11.300	$11.630	$10.890	$10.970

2.73%	12.26%	0.88%	11.00%	3.13%	0.96%

$41,308	$36,840	$30,552	$30,302	$20,542	$16,641
1.56%	1.56%	1.56%	1.56%	1.60%	1.61%

1.69%	1.69%	1.70%	1.71%	1.73%	1.70%
2.98%	3.35%	3.76%	3.88%	3.84%	3.37%

2.85%	3.22%	3.62%	3.73%	3.71%	3.28%
17%	52%	49%	32%	66%	28%

Financial highlights
Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended			12/31/08[2] to
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$12.360	$11.380	$11.720	$10.890	$10.020

0.246	0.517	0.534	0.549	0.322
0.151	0.979	(0.340)	0.830	0.870
0.397	1.496	0.194	1.379	1.192

(0.247)	(0.516)	(0.534)	(0.549)	(0.322)
(0.080)	—	—	—	—
(0.327)	(0.516)	(0.534)	(0.549)	(0.322)

$12.430	$12.360	$11.380	$11.720	$10.890

3.23%	13.41%	1.83%	12.84%	12.15%

$24,359	$18,187	$9,242	$7,634	$1
0.56%	0.56%	0.56%	0.56%	0.60%

0.69%	0.69%	0.70%	0.71%	0.73%
3.98%	4.35%	4.76%	4.88%	4.84%

3.85%	4.22%	4.62%	4.73%	4.71%
17%	52%	49%	32%	66% [4]

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.410	$11.850	$12.110	$11.460	$11.250	$11.210

0.172	0.362	0.381	0.423	0.388	0.383
0.050	0.560	(0.260)	0.650	0.210	0.041
0.222	0.922	0.121	1.073	0.598	0.424

(0.172)	(0.362)	(0.381)	(0.423)	(0.388)	(0.384)
(0.172)	(0.362)	(0.381)	(0.423)	(0.388)	(0.384)

$12.460	$12.410	$11.850	$12.110	$11.460	$11.250

1.80%	7.89%	1.10%	9.53%	5.49%	3.83%

$447,270	$464,540	$444,780	$481,004	$459,782	$407,729
0.75%	0.75%	0.75%	0.75%	0.75%	0.75%

0.96%	0.97%	0.98%	1.00%	1.03%	1.03%
2.78%	2.98%	3.27%	3.59%	3.51%	3.38%

2.57%	2.76%	3.04%	3.34%	3.23%	3.10%
8%	39%	43%	27%	47%	28%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.390	$11.840	$12.100	$11.450	$11.240	$11.200

0.119	0.259	0.282	0.324	0.294	0.287
0.060	0.550	(0.260)	0.650	0.210	0.041
0.179	0.809	0.022	0.974	0.504	0.328

(0.119)	(0.259)	(0.282)	(0.324)	(0.294)	(0.288)
(0.119)	(0.259)	(0.282)	(0.324)	(0.294)	(0.288)

$12.450	$12.390	$11.840	$12.100	$11.450	$11.240

1.45%	6.90%	0.25%	8.62%	4.61%	2.95%

$52	$65	$249	$511	$861	$1,272
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%

1.66%	1.67%	1.68%	1.70%	1.73%	1.73%
1.93%	2.13%	2.42%	2.74%	2.66%	2.53%

1.87%	2.06%	2.34%	2.64%	2.53%	2.40%
8%	39%	43%	27%	47%	28%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$12.400	$11.850	$12.110	$11.450	$11.240	$11.200

0.119	0.258	0.282	0.323	0.294	0.287
0.050	0.550	(0.260)	0.660	0.210	0.041
0.169	0.808	0.022	0.983	0.504	0.328

(0.119)	(0.258)	(0.282)	(0.323)	(0.294)	(0.288)
(0.119)	(0.258)	(0.282)	(0.323)	(0.294)	(0.288)

$12.450	$12.400	$11.850	$12.110	$11.450	$11.240

1.37%	6.89%	0.25%	8.70%	4.60%	2.95%

$79,319	$75,887	$60,398	$65,343	$40,232	$24,880
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%

1.66%	1.67%	1.68%	1.70%	1.73%	1.73%
1.93%	2.13%	2.42%	2.74%	2.66%	2.53%

1.87%	2.06%	2.34%	2.64%	2.53%	2.40%
8%	39%	43%	27%	47%	28%

Financial highlights
Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended			12/31/08[2] to
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$12.530	$11.970	$12.230	$11.460	$10.800

0.183	0.384	0.402	0.424	0.269
0.050	0.560	(0.260)	0.770	0.660
0.233	0.944	0.142	1.194	0.929

(0.183)	(0.384)	(0.402)	(0.424)	(0.269)
(0.183)	(0.384)	(0.402)	(0.424)	(0.269)

$12.580	$12.530	$11.970	$12.230	$11.460

1.87%	8.00%	1.28%	10.62%	8.68%

$371,896	$333,033	$281,256	$192,026	$1
0.60%	0.60%	0.60%	0.60%	0.60%

0.66%	0.67%	0.68%	0.70%	0.73%
2.93%	3.13%	3.42%	3.74%	3.65%

2.87%	3.06%	3.34%	3.64%	3.52%
8%	39%	43%	27%	47% [4]

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$10.750	$9.620	$10.090	$8.920	$9.510	$10.030

0.224	0.496	0.479	0.513	0.505	0.484
0.220	1.127	(0.474)	1.169	(0.595)	(0.520)
0.444	1.623	0.005	1.682	(0.090)	(0.036)

(0.224)	(0.493)	(0.475)	(0.512)	(0.500)	(0.484)
(0.224)	(0.493)	(0.475)	(0.512)	(0.500)	(0.484)

$10.970	$10.750	$9.620	$10.090	$8.920	$9.510

4.16%	17.28%	0.23%	19.29%	(0.38% )	(0.37% )

$269,172	$228,829	$140,629	$139,628	$68,812	$67,762
0.85%	0.85%	0.85%	0.85%	0.90%	0.90%

0.96%	0.99%	1.01%	1.04%	1.08%	1.04%
4.12%	4.83%	5.03%	5.24%	6.06%	4.94%

4.01%	4.69%	4.87%	5.05%	5.88%	4.80%
17%	34%	57%	37%	67%	24%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$10.770	$9.640	$10.110	$8.940	$9.530	$10.050

0.184	0.421	0.408	0.442	0.440	0.410
0.220	1.127	(0.474)	1.169	(0.592)	(0.520)
0.404	1.548	(0.066)	1.611	(0.152)	(0.110)

(0.184)	(0.418)	(0.404)	(0.441)	(0.438)	(0.410)
(0.184)	(0.418)	(0.404)	(0.441)	(0.438)	(0.410)

$10.990	$10.770	$9.640	$10.110	$8.940	$9.530

3.77%	16.39%	(0.51% )	18.37%	(1.11% )	(1.12% )

$705	$775	$768	$1,118	$1,448	$3,135
1.60%	1.60%	1.60%	1.60%	1.65%	1.65%

1.71%	1.74%	1.76%	1.79%	1.83%	1.79%
3.37%	4.08%	4.28%	4.49%	5.31%	4.19%

3.26%	3.94%	4.12%	4.30%	5.13%	4.05%
17%	34%	57%	37%	67%	24%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$10.800	$9.660	$10.130	$8.960	$9.550	$10.070

0.185	0.422	0.409	0.442	0.441	0.410
0.220	1.137	(0.474)	1.169	(0.592)	(0.520)
0.405	1.559	(0.065)	1.611	(0.151)	(0.110)

(0.185)	(0.419)	(0.405)	(0.441)	(0.439)	(0.410)
(0.185)	(0.419)	(0.405)	(0.441)	(0.439)	(0.410)

$11.020	$10.800	$9.660	$10.130	$8.960	$9.550

3.77%	16.47%	(0.51% )	18.33%	(1.11% )	(1.12% )

$87,222	$69,634	$44,497	$36,384	$7,770	$6,998
1.60%	1.60%	1.60%	1.60%	1.65%	1.65%

1.71%	1.74%	1.76%	1.79%	1.83%	1.79%
3.37%	4.08%	4.28%	4.49%	5.31%	4.19%

3.26%	3.94%	4.12%	4.30%	5.13%	4.05%
17%	34%	57%	37%	67%	24%

Financial highlights
Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4] Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended			12/31/08[2] to
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.850	$9.710	$10.190	$8.930	$7.590

0.240	0.527	0.506	0.534	0.342
0.220	1.137	(0.484)	1.259	1.338
0.460	1.664	0.022	1.793	1.680

(0.240)	(0.524)	(0.502)	(0.533)	(0.340)
(0.240)	(0.524)	(0.502)	(0.533)	(0.340)

$11.070	$10.850	$9.710	$10.190	$8.930

4.27%	17.57%	0.41%	20.55%	22.55%

$181,285	$125,661	$44,364	$16,840	$1
0.60%	0.60%	0.60%	0.60%	0.65%

0.71%	0.74%	0.76%	0.79%	0.85%
4.37%	5.08%	5.28%	5.49%	6.41%

4.26%	4.94%	5.12%	5.30%	6.21%
17%	34%	57%	37%	67% [4]

Notes to financial statements
Delaware National Tax-Free Funds	February 28, 2013 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are individually referred to as a Trust and collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund and Delaware National High-Yield Municipal Bond Fund (each referred to as a Fund or, collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Funds offer Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and up to 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund; and of 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to Jun. 1, 2007, Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares of the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class B shares of Delaware Tax-Free USA Intermediate Fund were sold with a CDSC that declines from 2% to zero depending upon the period of time the shares were held. Class B shares of the Tax-Free USA Intermediate Fund will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2009 – Aug. 31, 2012), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2013.

The Funds may receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2013, the Funds earned the following under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$473	$543	$187

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High Yield Municipal Bond Fund, respectively, through Dec. 27, 2013. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursement applies only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2013, each Fund was charged for these services as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$16,183	$21,432	$11,645

DSC is also the transfer agency and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares for Delaware Tax-Free USA Intermediate Fund, 0.25% of the average daily net assets of the Class A shares for the Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 1.00% of the average daily net assets of the Class B and C for all the Funds. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on Jun. 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to Jun. 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after Jun. 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

Notes to financial statements
Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through Dec. 27, 2013 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for the Delaware Tax-Free USA Intermediate Fund.

At Feb. 28, 2013, each Fund had liabilities payable to affiliates as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Investment management fees
payable to DMC	$222,281	$296,719	$169,572
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	13,965	18,481	10,993
Distribution fees payable
to DDLP	146,917	111,438	117,490
Other expenses payable to
DMC and affiliates*	8,189	17,223	12,106

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended Feb. 28, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$8,586	$11,380	$6,075

For the six months ended Feb. 28, 2013, DDLP earned commissions on sales of the Fund’s Class A shares for each Fund as follows:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$45,303	$17,259	$80,261

For the six months ended Feb. 28, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealer on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Class A	$988	$—	$—
Class B	—	—	128
Class C	170	286	323

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$114,183,914	$88,010,691	$183,414,075
Sales	109,504,421	73,506,565	80,335,562

At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$603,618,389	$817,102,448	$498,053,712
Aggregate unrealized
appreciation	$72,519,767	$69,556,680	$40,542,737
Aggregate unrealized
depreciation	(1,552,006)	(329,782)	(1,838,366)
Net unrealized appreciation	$70,967,761	$69,226,898	$38,704,371

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

Notes to financial statements
Delaware National Tax-Free Funds

3. Investments (continued)

assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2013:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
	Level 2	Level 2	Level 2
Municipal Bonds	$667,696,150	$879,414,346	$524,108,083
Short-Term investments	6,890,000	6,915,000	12,650,000
Total	$674,586,150	$886,329,346	$536,758,083

During the period ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012 was as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Six Months ended 2/28/13*
Tax-exempt income	$12,741,444	$12,213,918	$9,735,534
Ordinary income	106,073	5,686	32,071
Long-term capital gains	3,846,515	—	—
Total	$16,694,032	$12,219,604	$9,767,605

Year ended 8/31/12
Tax-exempt income	$25,997,997	$24,880,939	$14,095,674
Ordinary income	52,761	11,932	48,201
Total	$26,050,758	$24,892,871	$14,143,875

*Tax information for the six months ended Feb. 28, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of Feb. 28, 2013, the components of net assets on a tax basis were as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Shares of beneficial interest	$602,183,944	$832,834,722	$500,559,579
Undistributed ordinary income	2,381,268	—	—
Undistributed tax-exempt
income	452,333	413,674	343,876
Undistributed long-term
capital gains	2,491,282	—	—
Distributions payable	(385,437)	(397,425)	(347,978)
Realized gains
9/1/12 – 2/28/13	—	4,075,022	2,739,356
Capital loss carryforward as
of 8/31/12	—	(7,615,926)	(3,615,640)
Unrealized appreciation	70,967,761	69,226,898	38,704,371
Net assets	$678,091,151	$898,536,965	$538,383,564

Notes to financial statements
Delaware National Tax-Free Funds

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended Feb. 28, 2013, Delaware National High-Yield Municipal Bond Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(35,352)
Accumulated net realized loss	35,352

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2012 will expire as follows:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
Year of Expiration	USA Fund	USA Intermediate Fund	Municipal Bond Fund
2015	$—	$—	$355,701
2017	—	5,428,954	374,735
Total	$—	$5,428,954	$730,436

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free USA Intermediate Fund	$2,186,972	$—
Delaware National High-Yield Municipal Bond Fund	1,201,136	1,684,068

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware National High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	2,374,946	2,104,528	5,288,116	9,140,856	7,470,764	9,508,392
Class B	—	2,456	—	191	22	2,294
Class C	528,970	585,541	838,521	1,755,047	2,071,189	2,707,511
Institutional Class	650,605	1,099,549	7,131,496	9,890,039	9,429,086	9,184,149

Shares issued upon reinvestment of dividends and distributions:
Class A	981,738	1,178,162	452,793	883,131	396,315	626,870
Class B	1,721	4,091	46	170	832	1,959
Class C	52,996	70,840	48,638	97,422	99,957	171,868
Institutional Class	32,411	29,539	207,411	429,900	158,272	154,112
	4,623,387	5,074,706	13,967,021	22,196,756	19,626,437	22,357,155

Shares redeemed:
Class A	(3,097,706)	(6,149,790)	(7,282,443)	(10,105,267)	(4,615,020)	(3,469,808)
Class B	(40,537)	(94,985)	(1,155)	(16,124)	(8,734)	(11,969)
Class C	(236,904)	(356,850)	(636,971)	(830,827)	(703,269)	(1,035,620)
Institutional Class	(194,739)	(469,114)	(4,360,437)	(7,234,869)	(4,794,568)	(2,326,733)
	(3,569,886)	(7,070,739)	(12,281,006)	(18,187,087)	(10,121,591)	(6,844,130)
Net increase
(decrease)	1,053,501	(1,996,033)	1,686,015	4,009,669	9,504,846	15,513,025

For the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
USA Fund	9,616	9,626	$117,742	43,994	44,077	$511,259
Delaware Tax-Free
USA Intermediate Fund	41	41	503	5,885	5,877	71,118
Delaware National High-Yield
Municipal Bond Fund	4,123	4,133	44,678	3,567	3,578	35,790

Notes to financial statements
Delaware National Tax-Free Funds

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 13, 2013. The Funds had no amounts outstanding as of Feb. 28, 2013 or at any time during the period then ended.

8. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds. At Feb. 28, 2013, 2.69% of Delaware Tax-Free USA Fund’s net assets, 6.11% of Delaware Tax-Free USA Intermediate Fund’s net assets, and 1.95% of Delaware National High-Yield Municipal Bond Fund’s net assets were insured by bond insurers. These securities have been identified in the statements of net assets.

As of Feb. 28, 2013, Delaware Tax-Free USA Fund invested in municipal bonds issued by the state of California and New York which constituted approximately 11.32% and 17.49%, respectively, of the Fund’s portfolio. As of Feb. 28, 2013, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 11.14% and 14.29%, respectively, of the Fund’s portfolio. As of Feb. 28, 2013, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 11.55% and 13.43%, respectively, of the Fund’s portfolio. These investments could make each Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

Notes to financial statements
Delaware National Tax-Free Funds

9. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA
Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY
Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL
Thomas K. Whitford
Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® TAX FREE FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2013